UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of November 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.1%
Aerospace & Defense — 2.8%
Arconic, Inc.
6.15%, 8/15/2020	60,000	64,584
5.40%, 4/15/2021	115,000	122,128
5.13%, 10/1/2024	126,000	134,032
Bombardier, Inc. (Canada)
8.75%, 12/1/2021 (a)	93,000	102,882
6.13%, 1/15/2023 (a)	70,000	68,775
7.50%, 3/15/2025 (a)	155,000	155,194
KLX, Inc. 5.88%, 12/1/2022 (a)	110,000	114,950
Leonardo US Holdings, Inc. (Italy) 6.25%, 1/15/2040 (a)	100,000	117,000
TransDigm, Inc.
6.00%, 7/15/2022	62,000	63,938
6.50%, 7/15/2024	110,000	112,475
6.38%, 6/15/2026	120,000	121,800
Triumph Group, Inc. 7.75%, 8/15/2025 (a)	100,000	107,750

		1,285,508

Air Freight & Logistics — 0.4%
XPO Logistics, Inc.
6.50%, 6/15/2022 (a)	145,000	151,525
6.13%, 9/1/2023 (a)	21,000	22,181

		173,706

Airlines — 0.2%
American Airlines Group, Inc.
5.50%, 10/1/2019 (a)	65,000	66,950
4.63%, 3/1/2020 (a)	19,000	19,352

		86,302

Auto Components — 1.8%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	60,000	62,493
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	21,000	21,735
6.25%, 4/1/2025 (a)	27,000	27,742
6.50%, 4/1/2027 (a)	150,000	154,875
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	90,000	93,375
5.00%, 5/31/2026	40,000	41,412
4.88%, 3/15/2027	40,000	40,900
Icahn Enterprises LP
4.88%, 3/15/2019	80,000	80,300
6.00%, 8/1/2020	155,000	159,650
5.88%, 2/1/2022	125,000	127,813

		810,295

Automobiles — 1.6%
Fiat Chrysler Automobiles NV (United Kingdom) 5.25%, 4/15/2023	400,000	423,040

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Automobiles — continued
Jaguar Land Rover Automotive plc (United Kingdom) 4.25%, 11/15/2019 (a)	200,000	204,000
Tesla, Inc. 5.30%, 8/15/2025 (a)	108,000	103,108

		730,148

Banks — 3.9%
CIT Group, Inc.
3.88%, 2/19/2019	39,000	39,608
5.00%, 8/15/2022	78,000	83,363
Goldman Sachs Capital I 6.35%, 2/15/2034	125,000	155,943
Intesa Sanpaolo SpA (Italy)
5.02%, 6/26/2024 (a)	200,000	204,450
5.71%, 1/15/2026 (a)	200,000	212,005
Lloyds Bank plc (United Kingdom)
(ICE LIBOR USD 3 Month + 11.76%), 12.00%, 12/16/2024 (a)(b)(c)	180,000	242,545
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.27%), 6.66%, 5/21/2037 (a)(b)(c)	29,000	33,785
Royal Bank of Scotland Group plc (United Kingdom)
6.13%, 12/15/2022	205,000	225,998
6.00%, 12/19/2023	135,000	149,329
5.13%, 5/28/2024	200,000	212,403
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a)(c)	200,000	213,428

		1,772,857

Beverages — 0.2%
Cott Beverages, Inc. (Canada) 5.38%, 7/1/2022	70,000	72,800
Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025 (a)	40,000	41,220

		114,020

Building Products — 0.2%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	50,000	52,125
Summit Materials LLC 6.13%, 7/15/2023	25,000	26,132

		78,257

Capital Markets — 1.0%
Dresdner Funding Trust I (Germany) 8.15%, 6/30/2031 (a)	240,000	316,353
MSCI, Inc.
5.25%, 11/15/2024 (a)	70,000	74,025
5.75%, 8/15/2025 (a)	46,000	49,565
4.75%, 8/1/2026 (a)	20,000	21,146

		461,089

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — 2.0%
Ashland LLC 4.75%, 8/15/2022	100,000	104,250
Blue Cube Spinco, Inc.
9.75%, 10/15/2023	65,000	77,431
10.00%, 10/15/2025	25,000	30,375
CF Industries, Inc.
7.13%, 5/1/2020	38,000	41,657
5.15%, 3/15/2034	29,000	28,928
5.38%, 3/15/2044	36,000	35,370
Chemours Co. (The)
6.63%, 5/15/2023	120,000	126,900
7.00%, 5/15/2025	26,000	28,437
5.38%, 5/15/2027	150,000	156,375
Huntsman International LLC 4.88%, 11/15/2020	60,000	62,700
Olin Corp. 5.13%, 9/15/2027	19,000	19,950
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	100,000	103,375
Tronox Finance LLC 7.50%, 3/15/2022 (a)	23,000	24,093
WR Grace & Co.-Conn 5.13%, 10/1/2021 (a)	60,000	63,525

		903,366

Commercial Services & Supplies — 0.9%
Aramark Services, Inc.
5.13%, 1/15/2024	50,000	52,750
5.00%, 4/1/2025 (a)	50,000	53,250
4.75%, 6/1/2026	50,000	51,812
Clean Harbors, Inc. 5.13%, 6/1/2021	50,000	50,625
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	210,000	216,164

		424,601

Communications Equipment — 1.1%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	135,000	144,450
5.00%, 3/15/2027 (a)	70,000	70,524
CommScope, Inc.
5.00%, 6/15/2021 (a)	25,000	25,622
5.50%, 6/15/2024 (a)	65,000	68,088
Nokia OYJ (Finland)
5.38%, 5/15/2019	22,000	22,715
3.38%, 6/12/2022	30,000	29,925
4.38%, 6/12/2027	80,000	79,360
Telefonaktiebolaget LM Ericsson (Sweden) 4.13%, 5/15/2022	80,000	80,641

		521,325

Construction & Engineering — 0.4%
AECOM
5.75%, 10/15/2022	28,000	29,190
5.88%, 10/15/2024	70,000	76,125

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Construction & Engineering — continued
5.13%, 3/15/2027 (a)	64,000	65,235

		170,550

Consumer Finance — 1.9%
Ally Financial, Inc. 4.13%, 3/30/2020	200,000	205,938
Navient Corp.
5.50%, 1/15/2019	90,000	92,205
8.00%, 3/25/2020	129,000	140,610
5.50%, 1/25/2023	100,000	100,125
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (a)	26,000	26,845
7.25%, 12/15/2021 (a)	70,000	72,674
Springleaf Finance Corp.
5.25%, 12/15/2019	26,000	26,780
8.25%, 12/15/2020	90,000	99,563
7.75%, 10/1/2021	31,000	34,332
6.13%, 5/15/2022	60,000	62,250

		861,322

Containers & Packaging — 1.9%
Ardagh Packaging Finance plc (Ireland)
7.25%, 5/15/2024 (a)	200,000	219,000
6.00%, 2/15/2025 (a)	200,000	212,520
Ball Corp.
4.38%, 12/15/2020	39,000	40,560
4.00%, 11/15/2023	70,000	71,925
5.25%, 7/1/2025	90,000	98,550
Berry Global, Inc. 5.13%, 7/15/2023	60,000	62,850
Crown Americas LLC 4.50%, 1/15/2023	90,000	93,978
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022 (a)	19,000	19,997
5.88%, 8/15/2023 (a)	60,000	65,550

		884,930

Diversified Consumer Services — 0.2%
Service Corp. International 5.38%, 5/15/2024	75,000	78,938

Diversified Financial Services — 0.2%
Leucadia National Corp. 5.50%, 10/18/2023	65,000	69,420
Nationstar Mortgage LLC 6.50%, 7/1/2021	40,000	40,500

		109,920

Diversified Telecommunication Services — 6.5%
CCO Holdings LLC 5.88%, 4/1/2024 (a)	120,000	125,700
5.75%, 2/15/2026 (a)	230,000	238,625
5.50%, 5/1/2026 (a)	63,000	64,260
5.13%, 5/1/2027 (a)	197,000	195,153
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	96,000	95,340

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Series T, 5.80%, 3/15/2022	125,000	119,531
Series Y, 7.50%, 4/1/2024	50,000	48,750
Embarq Corp. 8.00%, 6/1/2036	135,000	128,250
Level 3 Financing, Inc.
5.38%, 8/15/2022	90,000	91,237
5.38%, 1/15/2024	52,000	52,130
5.38%, 5/1/2025	60,000	60,168
SFR Group SA (France)
6.00%, 5/15/2022 (a)	200,000	201,625
6.25%, 5/15/2024 (a)	200,000	198,000
7.38%, 5/1/2026 (a)	475,000	478,563
Sprint Capital Corp. 6.88%, 11/15/2028	210,000	215,513
Telecom Italia Capital SA (Italy)
7.20%, 7/18/2036	80,000	99,300
7.72%, 6/4/2038	116,000	149,686
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	200,000	213,310
Virgin Media Secured Finance plc (United Kingdom) 5.25%, 1/15/2026 (a)	200,000	206,250

		2,981,391

Electric Utilities — 1.0%
DPL, Inc. 7.25%, 10/15/2021	68,000	75,310
Emera, Inc. (Canada)
Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (c)	110,000	123,750
Enel SpA (Italy)
(USD Swap Semi 5 Year + 5.88%), 8.75%, 9/24/2073 (a)(c)	200,000	247,250

		446,310

Electrical Equipment — 0.5%
Sensata Technologies BV
4.88%, 10/15/2023 (a)	19,000	19,841
5.00%, 10/1/2025 (a)	56,000	59,780
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	120,000	130,200

		209,821

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC
5.00%, 9/1/2023	30,000	31,350
5.50%, 12/1/2024	22,000	23,980
5.00%, 9/1/2025	30,000	31,350

		86,680

Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	60,000	62,550
5.70%, 10/15/2039	32,000	26,000

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Energy Equipment & Services — continued
4.88%, 11/1/2043	35,000	25,550
Ensco plc
4.50%, 10/1/2024	35,000	28,394
5.20%, 3/15/2025	61,000	50,020
5.75%, 10/1/2044	98,000	64,680
Nabors Industries, Inc.
5.00%, 9/15/2020	76,000	76,665
4.63%, 9/15/2021	116,000	111,070
5.50%, 1/15/2023	60,000	58,050
Rowan Cos., Inc.
4.88%, 6/1/2022	88,000	84,012
7.38%, 6/15/2025	25,000	25,125
SESI LLC
7.13%, 12/15/2021	62,000	63,318
7.75%, 9/15/2024 (a)	40,000	41,200
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (a)	45,000	48,825
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	36,100	37,995
Transocean, Inc.
9.00%, 7/15/2023 (a)	115,000	124,200
6.80%, 3/15/2038	65,000	51,837

		979,491

Equity Real Estate Investment Trusts (REITs) — 2.6%
Equinix, Inc.
5.38%, 4/1/2023	39,000	40,201
5.88%, 1/15/2026	100,000	108,500
5.38%, 5/15/2027	100,000	107,980
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	115,000	117,013
Iron Mountain, Inc.
6.00%, 8/15/2023	25,000	26,195
5.75%, 8/15/2024	75,000	76,781
4.88%, 9/15/2027 (a)	80,000	81,800
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	95,000	101,650
4.50%, 9/1/2026	70,000	70,525
MPT Operating Partnership LP
6.38%, 3/1/2024	19,000	20,520
5.25%, 8/1/2026	75,000	78,937
5.00%, 10/15/2027	55,000	57,338
SBA Communications Corp.
4.88%, 7/15/2022	26,000	26,910
4.88%, 9/1/2024	100,000	103,500
Uniti Group LP
6.00%, 4/15/2023 (a)	80,000	79,000
8.25%, 10/15/2023	100,000	95,750

		1,192,600

Food & Staples Retailing — 0.9%
Rite Aid Corp.
9.25%, 3/15/2020	32,000	32,560
6.75%, 6/15/2021	130,000	128,700
6.13%, 4/1/2023 (a)	165,000	152,625

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food & Staples Retailing — continued
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	105,000	113,847

		427,732

Food Products — 1.5%
B&G Foods, Inc.
4.63%, 6/1/2021	27,000	27,413
5.25%, 4/1/2025	100,000	102,240
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	66,000	68,227
4.88%, 11/1/2026 (a)	66,000	69,465
Post Holdings, Inc.
5.50%, 3/1/2025 (a)	50,000	51,938
5.00%, 8/15/2026 (a)	180,000	178,425
5.75%, 3/1/2027 (a)	94,000	96,115
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	85,000	88,931

		682,754

Gas Utilities — 0.5%
AmeriGas Partners LP
5.63%, 5/20/2024	65,000	67,925
5.50%, 5/20/2025	46,000	46,632
5.88%, 8/20/2026	40,000	41,500
Suburban Propane Partners LP 5.50%, 6/1/2024	65,000	64,350

		220,407

Health Care Equipment & Supplies — 0.8%
Hologic, Inc. 5.25%, 7/15/2022 (a)	90,000	93,938
Mallinckrodt International Finance SA
4.88%, 4/15/2020 (a)	100,000	96,500
5.75%, 8/1/2022 (a)	80,000	73,800
5.63%, 10/15/2023 (a)	96,000	84,240

		348,478

Health Care Providers & Services — 5.2%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	55,000	55,344
Centene Corp.
5.63%, 2/15/2021	125,000	129,062
6.13%, 2/15/2024	60,000	64,200
4.75%, 1/15/2025	70,000	71,806
DaVita, Inc.
5.75%, 8/15/2022	74,000	76,312
5.13%, 7/15/2024	160,000	162,800
5.00%, 5/1/2025	134,000	134,168
Envision Healthcare Corp.
5.13%, 7/1/2022 (a)	46,000	45,137
5.63%, 7/15/2022	100,000	101,750
6.25%, 12/1/2024 (a)	21,000	22,129
HCA, Inc.
6.50%, 2/15/2020	275,000	295,281
5.00%, 3/15/2024	105,000	110,250
5.38%, 2/1/2025	216,000	224,100
5.50%, 6/15/2047	45,000	45,563

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Health Care Providers & Services — continued
HealthSouth Corp. 5.75%, 11/1/2024	110,000	112,613
LifePoint Health, Inc. 5.50%, 12/1/2021	100,000	101,125
5.88%, 12/1/2023	50,000	50,875
5.38%, 5/1/2024	19,000	18,620
Molina Healthcare, Inc. 5.38%, 11/15/2022	60,000	62,700
Tenet Healthcare Corp.
6.00%, 10/1/2020	165,000	173,869
4.63%, 7/15/2024 (a)	160,000	157,600
5.13%, 5/1/2025 (a)	105,000	101,325
WellCare Health Plans, Inc. 5.25%, 4/1/2025	75,000	79,406

		2,396,035

Health Care Technology — 0.5%
Quintiles IMS, Inc.
4.88%, 5/15/2023 (a)	31,000	32,085
5.00%, 10/15/2026 (a)	200,000	209,500

		241,585

Hotels, Restaurants & Leisure — 5.9%
1011778 BC ULC (Canada)
4.63%, 1/15/2022 (a)	55,000	56,237
4.25%, 5/15/2024 (a)	121,000	121,182
5.00%, 10/15/2025 (a)	130,000	133,250
Boyd Gaming Corp.
6.88%, 5/15/2023	65,000	69,306
6.38%, 4/1/2026	51,000	55,590
Caesars Entertainment Resort Properties LLC 8.00%, 10/1/2020	50,000	51,125
CRC Escrow Issuer LLC 5.25%, 10/15/2025 (a)	140,000	140,000
Eldorado Resorts, Inc. 6.00%, 4/1/2025	59,000	62,115
GLP Capital LP
4.38%, 11/1/2018	21,000	21,210
4.88%, 11/1/2020	39,000	41,005
5.38%, 4/15/2026	136,000	146,794
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	125,000	126,875
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	35,000	36,181
4.88%, 4/1/2027	35,000	36,894
International Game Technology plc 6.25%, 2/15/2022 (a)	200,000	218,250
KFC Holding Co.
5.00%, 6/1/2024 (a)	91,000	95,322
5.25%, 6/1/2026 (a)	95,000	100,463
4.75%, 6/1/2027 (a)	80,000	81,872
MGM Resorts International
6.63%, 12/15/2021	115,000	127,937
7.75%, 3/15/2022	85,000	98,600
6.00%, 3/15/2023	96,000	105,840

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd. 4.75%, 12/15/2021 (a)	26,000	26,910
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a)	40,000	41,600
5.25%, 11/15/2023 (a)	50,000	51,875
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	159,000	167,745
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	70,000	71,225
5.50%, 4/15/2027 (a)	70,000	72,450
Wynn Las Vegas LLC
4.25%, 5/30/2023 (a)	50,000	51,663
5.50%, 3/1/2025 (a)	235,000	242,708
5.25%, 5/15/2027 (a)	70,000	71,356

		2,723,580

Household Durables — 1.1%
Brookfield Residential Properties, Inc. (Canada)
6.50%, 12/15/2020 (a)	55,000	56,031
6.13%, 7/1/2022 (a)	25,000	26,101
Lennar Corp.
4.50%, 11/15/2019	23,000	23,661
4.13%, 1/15/2022	20,000	20,450
4.75%, 11/15/2022	27,000	28,519
4.50%, 4/30/2024	100,000	103,125
PulteGroup, Inc.
4.25%, 3/1/2021	26,000	26,965
5.50%, 3/1/2026	60,000	65,346
5.00%, 1/15/2027	80,000	84,184
Taylor Morrison Communities, Inc. 5.25%, 4/15/2021 (a)	26,000	26,483
Tempur Sealy International, Inc. 5.50%, 6/15/2026	55,000	56,306

		517,171

Household Products — 0.6%
HRG Group, Inc.
7.88%, 7/15/2019	75,000	75,375
7.75%, 1/15/2022	52,000	54,002
Spectrum Brands, Inc.
6.63%, 11/15/2022	50,000	51,875
5.75%, 7/15/2025	105,000	110,250

		291,502

Independent Power and Renewable Electricity Producers — 2.1%
AES Corp.
7.38%, 7/1/2021	85,000	95,625
5.50%, 3/15/2024	50,000	52,375
Calpine Corp.
6.00%, 1/15/2022 (a)	50,000	51,500
5.38%, 1/15/2023	106,000	105,602
5.75%, 1/15/2025	140,000	134,750
Dynegy, Inc.
7.38%, 11/1/2022	100,000	106,875
7.63%, 11/1/2024	50,000	54,437

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Independent Power and Renewable Electricity Producers — continued
NRG Energy, Inc.
6.25%, 7/15/2022	50,000	52,062
7.25%, 5/15/2026	106,000	116,733
6.63%, 1/15/2027	185,000	199,338

		969,297

Insurance — 0.1%
Genworth Holdings, Inc. 7.63%, 9/24/2021	54,000	53,190

Internet & Direct Marketing Retail — 0.7%
Netflix, Inc.
5.50%, 2/15/2022	26,000	27,657
5.88%, 2/15/2025	70,000	74,900
4.38%, 11/15/2026	105,000	103,425
QVC, Inc.
4.38%, 3/15/2023	65,000	66,869
4.85%, 4/1/2024	25,000	26,189
4.45%, 2/15/2025	22,000	22,473

		321,513

Internet Software & Services — 0.9%
VeriSign, Inc.
4.63%, 5/1/2023	65,000	66,869
4.75%, 7/15/2027 (a)	30,000	30,937
Zayo Group LLC
6.00%, 4/1/2023	130,000	135,525
6.38%, 5/15/2025	82,000	86,715
5.75%, 1/15/2027 (a)	91,000	93,730

		413,776

IT Services — 1.3%
First Data Corp.
7.00%, 12/1/2023 (a)	310,000	328,019
5.00%, 1/15/2024 (a)	104,000	107,640
5.75%, 1/15/2024 (a)	160,000	166,000

		601,659

Machinery — 0.7%
Novelis Corp.
6.25%, 8/15/2024 (a)	105,000	110,775
5.88%, 9/30/2026 (a)	213,000	222,585

		333,360

Media — 11.3%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023 (a)	200,000	205,000
7.50%, 5/15/2026 (a)	250,000	261,250
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022 (a)	200,000	191,000
7.63%, 2/15/2025 (a)	200,000	182,500
Altice US Finance I Corp. 5.50%, 5/15/2026 (a)	200,000	202,500
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	25,000	24,375
5.88%, 11/15/2026	70,000	68,512

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
AMC Networks, Inc.
4.75%, 12/15/2022	20,000	20,467
5.00%, 4/1/2024	90,000	91,125
4.75%, 8/1/2025	100,000	99,250
Cequel Communications Holdings I LLC
5.13%, 12/15/2021 (a)	29,000	29,109
7.75%, 7/15/2025 (a)	200,000	213,000
Cinemark USA, Inc. 4.88%, 6/1/2023	65,000	66,137
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020	220,000	217,800
Series B, 6.50%, 11/15/2022	209,000	211,206
CSC Holdings LLC
10.13%, 1/15/2023 (a)	200,000	226,250
10.88%, 10/15/2025 (a)	167,000	197,638
DISH DBS Corp.
6.75%, 6/1/2021	180,000	191,700
5.88%, 7/15/2022	132,000	135,795
5.88%, 11/15/2024	134,000	134,643
Lamar Media Corp.
5.88%, 2/1/2022	30,000	30,713
5.00%, 5/1/2023	21,000	21,630
5.38%, 1/15/2024	20,000	21,000
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	80,000	81,800
Outfront Media Capital LLC 5.63%, 2/15/2024	80,000	84,000
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	75,000	80,063
Regal Entertainment Group 5.75%, 3/15/2022	70,000	72,275
Sinclair Television Group, Inc.
5.38%, 4/1/2021	55,000	56,238
6.13%, 10/1/2022	80,000	83,000
5.63%, 8/1/2024 (a)	80,000	82,200
Sirius XM Radio, Inc.
3.88%, 8/1/2022 (a)	39,000	39,300
6.00%, 7/15/2024 (a)	135,000	143,269
5.38%, 4/15/2025 (a)	36,000	37,856
5.00%, 8/1/2027 (a)	101,000	102,136
TEGNA, Inc.
5.13%, 7/15/2020	40,000	41,050
6.38%, 10/15/2023	25,000	26,312
Tribune Media Co. 5.88%, 7/15/2022	43,000	43,860
Unitymedia GmbH (Germany) 6.13%, 1/15/2025 (a)	200,000	211,310
Unitymedia Hessen GmbH & Co. KG (Germany) 5.50%, 1/15/2023 (a)	180,000	185,445
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)	200,000	203,000

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Media — continued
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057 (c)	50,000	49,345
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (c)	50,000	48,750
Videotron Ltd. (Canada)
5.00%, 7/15/2022	78,000	82,193
5.13%, 4/15/2027 (a)	80,000	83,800
Ziggo Bond Finance BV (Netherlands) 6.00%, 1/15/2027 (a)	150,000	147,675
Ziggo Secured Finance BV (Netherlands) 5.50%, 1/15/2027 (a)	150,000	150,750

		5,178,227

Metals & Mining — 4.5%
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	200,000	220,060
7.00%, 9/30/2026 (a)	200,000	226,000
Allegheny Technologies, Inc.
5.95%, 1/15/2021	25,000	25,625
7.88%, 8/15/2023	75,000	81,750
ArcelorMittal (Luxembourg)
6.75%, 2/25/2022	56,000	63,280
7.50%, 10/15/2039	135,000	169,762
7.25%, 3/1/2041	106,000	132,103
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025 (a)	50,000	48,600
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (a)	30,000	30,487
5.13%, 5/15/2024 (a)	100,000	102,625
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	150,000	147,937
3.88%, 3/15/2023	175,000	173,005
5.45%, 3/15/2043	109,000	103,245
Hudbay Minerals, Inc. (Canada) 7.63%, 1/15/2025 (a)	25,000	27,594
Kinross Gold Corp. (Canada)
5.13%, 9/1/2021	20,000	21,100
4.50%, 7/15/2027 (a)	70,000	70,525
Steel Dynamics, Inc.
5.13%, 10/1/2021	60,000	61,575
5.50%, 10/1/2024	19,000	20,224
Teck Resources Ltd. (Canada)
4.75%, 1/15/2022	26,000	27,300
3.75%, 2/1/2023	25,000	25,250
6.25%, 7/15/2041	90,000	102,600
United States Steel Corp.
8.38%, 7/1/2021 (a)	90,000	98,325
6.88%, 8/15/2025	80,000	82,784

		2,061,756

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multiline Retail — 0.5%
Dollar Tree, Inc. 5.75%, 3/1/2023	230,000	240,638

Oil, Gas & Consumable Fuels — 12.1%
Andeavor Logistics LP
6.25%, 10/15/2022	70,000	74,361
5.25%, 1/15/2025	40,000	42,200
Antero Resources Corp.
5.38%, 11/1/2021	100,000	102,500
5.13%, 12/1/2022	100,000	102,500
5.63%, 6/1/2023	60,000	62,550
Carrizo Oil & Gas, Inc.
7.50%, 9/15/2020	55,000	56,100
6.25%, 4/15/2023	55,000	56,306
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	115,000	130,525
5.88%, 3/31/2025	114,000	123,548
5.13%, 6/30/2027 (a)	115,000	118,881
Cheniere Energy Partners LP 5.25%, 10/1/2025 (a)	110,000	112,887
Chesapeake Energy Corp. 8.00%, 12/15/2022 (a)	134,000	142,710
CNX Resources Corp.
5.88%, 4/15/2022	170,000	173,825
8.00%, 4/1/2023	20,000	21,350
Continental Resources, Inc.
5.00%, 9/15/2022	169,000	172,169
4.50%, 4/15/2023	100,000	102,000
3.80%, 6/1/2024	46,000	45,310
Crestwood Midstream Partners LP
6.25%, 4/1/2023	59,000	61,065
5.75%, 4/1/2025	40,000	41,200
DCP Midstream Operating LP
5.35%, 3/15/2020 (a)	35,000	36,225
3.88%, 3/15/2023	40,000	39,900
(ICE LIBOR USD 3 Month + 3.85%), 5.85%, 5/21/2043 (a)(c)	70,000	65,100
Diamondback Energy, Inc.
4.75%, 11/1/2024	19,000	19,214
5.38%, 5/31/2025	19,000	19,611
Energy Transfer Equity LP
7.50%, 10/15/2020	105,000	116,681
5.88%, 1/15/2024	200,000	214,000
5.50%, 6/1/2027	58,000	60,465
Genesis Energy LP
6.75%, 8/1/2022	65,000	67,174
6.50%, 10/1/2025	60,000	61,650
Gulfport Energy Corp.
6.00%, 10/15/2024	35,000	35,131
6.38%, 5/15/2025	70,000	70,525

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Oil, Gas & Consumable Fuels — continued
MEG Energy Corp. (Canada)
6.38%, 1/30/2023 (a)	60,000	54,975
7.00%, 3/31/2024 (a)	50,000	45,000
6.50%, 1/15/2025 (a)	70,000	68,600
Murphy Oil Corp.
4.00%, 6/1/2022	10,000	9,987
4.70%, 12/1/2022	40,000	40,050
6.88%, 8/15/2024	40,000	43,050
5.75%, 8/15/2025	40,000	41,300
Newfield Exploration Co.
5.75%, 1/30/2022	26,000	27,787
5.63%, 7/1/2024	90,000	97,200
5.38%, 1/1/2026	70,000	74,550
NGL Energy Partners LP 7.50%, 11/1/2023 (a)	40,000	41,100
NuStar Logistics LP 5.63%, 4/28/2027	60,000	60,600
Oasis Petroleum, Inc. 6.88%, 3/15/2022	100,000	101,875
Parsley Energy LLC
5.38%, 1/15/2025 (a)	35,000	35,438
5.63%, 10/15/2027 (a)	60,000	61,312
PBF Holding Co. LLC 7.25%, 6/15/2025 (a)	60,000	63,150
Peabody Energy Corp.
6.00%, 3/31/2022 (a)	19,000	19,546
6.38%, 3/31/2025 (a)	80,000	82,300
QEP Resources, Inc.
6.88%, 3/1/2021	55,000	59,469
5.25%, 5/1/2023	45,000	45,563
5.63%, 3/1/2026	14,000	14,208
Range Resources Corp.
5.00%, 8/15/2022	30,000	29,888
5.00%, 3/15/2023	115,000	113,850
4.88%, 5/15/2025	65,000	63,375
RSP Permian, Inc. 6.63%, 10/1/2022	26,000	27,365
SM Energy Co.
6.13%, 11/15/2022	30,000	30,375
5.63%, 6/1/2025	70,000	67,375
6.75%, 9/15/2026	70,000	70,788
Southwestern Energy Co.
4.10%, 3/15/2022	91,000	89,407
6.70%, 1/23/2025	90,000	93,600
7.50%, 4/1/2026	50,000	53,688
Sunoco LP
6.25%, 4/15/2021	70,000	72,625
6.38%, 4/1/2023	88,000	92,950
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	55,000	57,062
Targa Resources Partners LP
4.13%, 11/15/2019	65,000	65,488
4.25%, 11/15/2023	70,000	68,950

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.75%, 3/15/2024	35,000	37,625
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	50,000	50,125
6.38%, 2/1/2023 (a)(d)	80,000	84,320
5.00%, 1/31/2028 (a)	63,000	63,236
Ultra Resources, Inc.
6.88%, 4/15/2022 (a)	80,000	80,760
7.13%, 4/15/2025 (a)	44,000	44,000
Whiting Petroleum Corp.
5.00%, 3/15/2019	85,000	85,638
5.75%, 3/15/2021	82,000	82,410
Williams Cos., Inc. (The)
3.70%, 1/15/2023	30,000	30,000
4.55%, 6/24/2024	115,000	119,169
5.75%, 6/24/2044	60,000	63,225
WPX Energy, Inc.
6.00%, 1/15/2022	100,000	103,000
8.25%, 8/1/2023	30,000	33,863
5.25%, 9/15/2024	50,000	49,125

		5,558,005

Personal Products — 0.1%
Edgewell Personal Care Co.
4.70%, 5/19/2021	20,000	20,823
4.70%, 5/24/2022	20,000	20,800

		41,623

Pharmaceuticals — 0.8%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/2022 (a)	81,000	85,050
7.00%, 3/15/2024 (a)	182,000	194,968
5.50%, 11/1/2025 (a)	85,000	85,850

		365,868

Professional Services — 0.1%
IHS Markit Ltd. 4.00%, 3/1/2026 (a)	56,000	56,630

Real Estate Management & Development — 0.3%
Howard Hughes Corp. (The) 5.38%, 3/15/2025 (a)	65,000	66,787
Realogy Group LLC 4.88%, 6/1/2023 (a)	65,000	65,488

		132,275

Road & Rail — 2.0%
Ashtead Capital, Inc. (United Kingdom) 5.63%, 10/1/2024 (a)	200,000	212,000
Avis Budget Car Rental LLC 5.50%, 4/1/2023	60,000	61,110
Herc Rentals, Inc.
7.50%, 6/1/2022 (a)	44,000	47,410
7.75%, 6/1/2024 (a)	44,000	48,184
Hertz Corp. (The)
5.88%, 10/15/2020	60,000	59,802
7.63%, 6/1/2022 (a)	120,000	123,866
5.50%, 10/15/2024 (a)	60,000	53,400

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Road & Rail — continued
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	183,000	187,118
4.50%, 3/15/2023 (a)	37,000	35,890
5.50%, 2/15/2024 (a)	100,000	102,250

		931,030

Semiconductors & Semiconductor Equipment — 1.1%
Micron Technology, Inc.
5.25%, 1/15/2024 (a)	30,000	31,275
5.50%, 2/1/2025	28,000	29,548
NXP BV (Netherlands) 4.13%, 6/1/2021 (a)	200,000	205,624
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	200,000	217,500

		483,947

Software — 1.2%
CDK Global, Inc.
5.00%, 10/15/2024	30,000	31,347
4.88%, 6/1/2027 (a)	130,000	133,900
Nuance Communications, Inc. 5.63%, 12/15/2026 (a)	60,000	63,000
Open Text Corp. (Canada)
5.63%, 1/15/2023 (a)	70,000	73,019
5.88%, 6/1/2026 (a)	130,000	141,050
Symantec Corp.
4.20%, 9/15/2020	29,000	29,789
5.00%, 4/15/2025 (a)	70,000	73,325

		545,430

Specialty Retail — 0.7%
L Brands, Inc.
6.63%, 4/1/2021	90,000	99,010
5.63%, 2/15/2022	59,000	63,525
6.88%, 11/1/2035	50,000	50,500
Penske Automotive Group, Inc. 5.50%, 5/15/2026	70,000	71,225
Sally Holdings LLC 5.63%, 12/1/2025	26,000	26,000

		310,260

Technology Hardware, Storage & Peripherals — 1.5%
EMC Corp. 2.65%, 6/1/2020	92,000	90,926
3.38%, 6/1/2023	145,000	139,851
NCR Corp. 5.00%, 7/15/2022	25,000	25,375
6.38%, 12/15/2023	60,000	63,225
Western Digital Corp. 10.50%, 4/1/2024	330,000	383,006

		702,383

Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	52,000	52,845
4.88%, 5/15/2026 (a)	80,000	81,576

		134,421

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022 (a)	44,000	45,430

Trading Companies & Distributors — 1.2%
Aircastle Ltd.
5.50%, 2/15/2022	91,000	97,939
5.00%, 4/1/2023	19,000	20,093
4.13%, 5/1/2024	19,000	19,424
HD Supply, Inc. 5.75%, 4/15/2024 (a)	58,000	61,770
United Rentals North America, Inc.
4.63%, 7/15/2023	136,000	140,080
5.88%, 9/15/2026	70,000	75,337
5.50%, 5/15/2027	120,000	127,200

		541,843

Wireless Telecommunication Services — 3.9%
Hughes Satellite Systems Corp.
6.50%, 6/15/2019	90,000	94,612
7.63%, 6/15/2021	52,000	57,525
5.25%, 8/1/2026	29,000	29,435
6.63%, 8/1/2026	80,000	83,700
Inmarsat Finance plc (United Kingdom) 4.88%, 5/15/2022 (a)	100,000	101,625
Millicom International Cellular SA (Colombia) 6.00%, 3/15/2025 (a)	200,000	208,000
SoftBank Group Corp. (Japan) 4.50%, 4/15/2020 (a)	225,000	230,333
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	41,000	43,306
Sprint Corp.
7.88%, 9/15/2023	390,000	420,225
7.13%, 6/15/2024	128,000	132,720
T-Mobile USA, Inc.
6.63%, 4/1/2023	103,000	107,728
6.38%, 3/1/2025	97,000	104,125
6.50%, 1/15/2026	180,000	197,267

		1,810,601

Total Corporate Bonds (Cost $44,747,793)		45,045,833

INVESTMENTS	SHARES	VALUE($)
Short-Term Investment — 0.9%
Investment Company — 0.9%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (e)(f) (Cost $429,155)	429,155	429,155

Total Investments — 99.0% (Cost $45,176,948)		45,474,988
Other Assets Less Liabilities — 1.0%		444,525

NET ASSETS — 100.0%		$45,919,513

Percentages indicated are based on net assets.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(a)		Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)		Perpetual security. The rate reflected was the rate in effect on November 30, 2017. The maturity date reflects the next call date.
(c)		Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of November 30, 2017.
(d)		Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2017.
(e)		Affiliated company as defined under the Investment Company Act of 1940.
(f)		The rate shown was the current yield as of November 30, 2017.

Abbreviations

ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
OYJ	—	Public Limited Company
USD	—	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (concluded)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$429,155	$45,045,833	$—	$45,474,988

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers during the period ended November 30, 2017.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 63.6%
Argentina — 0.5%
Pampa Energia SA 7.38%, 7/21/2023 (a)	130,000	142,025
YPF SA 8.50%, 3/23/2021 (b)	340,000	384,455
6.95%, 7/21/2027 (a)	120,000	127,350

		653,830

Australia — 0.4%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a)(c)(d)	200,000	227,750
BHP Billiton Finance Ltd. (GBP Swap 5 Year + 4.82%), 6.50%, 10/22/2077 (b)(d)	100,000	157,733
Origin Energy Finance Ltd. (EUR Swap Annual 5 Year + 3.67%), 4.00%, 9/16/2074 (b)(d)	125,000	155,336

		540,819

Bahrain — 0.2%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020 (b)	200,000	195,750

Belgium — 0.3%
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	35,000	35,902
4.70%, 2/1/2036	20,000	22,144
4.90%, 2/1/2046	155,000	174,674
Solvay Finance SA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (b)(c)(d)	100,000	139,722

		372,442

Brazil — 1.1%
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024 (a)	200,000	197,486
JBS USA LUX SA 7.25%, 6/1/2021 (a)	187,000	189,222
Minerva Luxembourg SA 6.50%, 9/20/2026 (b)	200,000	207,169
Petrobras Global Finance BV 8.75%, 5/23/2026	90,000	107,014
7.38%, 1/17/2027	20,000	22,100
6.00%, 1/27/2028 (a)	177,000	177,628
Suzano Austria GmbH 5.75%, 7/14/2026 (b)	200,000	216,900
Votorantim Cimentos SA

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Brazil — continued
7.25%, 4/5/2041 (b)	200,000	217,840

		1,335,359

Canada — 1.3%
Canadian Pacific Railway Co. 3.70%, 2/1/2026	300,000	310,833
Cenovus Energy, Inc. 6.75%, 11/15/2039	83,000	97,733
5.20%, 9/15/2043	52,000	51,329
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	44,000	45,342
Emera US Finance LP 3.55%, 6/15/2026	170,000	170,403
Encana Corp. 6.50%, 8/15/2034	100,000	122,077
6.50%, 2/1/2038	25,000	30,963
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	24,000	22,560
MEG Energy Corp. 6.38%, 1/30/2023 (a)	110,000	100,787
6.50%, 1/15/2025 (a)	74,000	72,520
NOVA Chemicals Corp. 4.88%, 6/1/2024 (a)	40,000	40,427
Precision Drilling Corp. 7.13%, 1/15/2026 (a)	9,000	9,068
Quebecor Media, Inc. 5.75%, 1/15/2023	376,000	401,380
Seven Generations Energy Ltd. 5.38%, 9/30/2025 (a)	22,000	22,055
Teck Resources Ltd. 6.13%, 10/1/2035	111,000	124,875

		1,622,352

China — 0.1%
SMCP Group SAS 5.88%, 5/1/2023 (b)	54,000	69,673

France — 3.8%
BPCE SA (EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (b)(d)	200,000	257,975
Casino Guichard Perrachon SA (EUR Swap Annual 5 Year + 3.82%), 4.87%, 1/31/2019 (b)(c)(d)	100,000	120,929
Constantin Investissement 3 SASU 5.38%, 4/15/2025 (b)	100,000	122,529
Credit Agricole SA (EUR Swap Annual 5 Year + 5.12%), 6.50%, 6/23/2021 (b)(c)(d)	300,000	405,280
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (a)(c)(d)	200,000	240,150

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
Europcar Groupe SA 5.75%, 6/15/2022 (b)	200,000	249,372
Faurecia 3.63%, 6/15/2023 (b)	100,000	125,506
Fnac Darty SA 3.25%, 9/30/2023 (b)	200,000	250,179
Horizon Holdings I SAS 7.25%, 8/1/2023 (b)	200,000	253,503
La Financiere Atalian SAS 4.00%, 5/15/2024 (b)	100,000	124,976
Loxam SAS 3.50%, 5/3/2023 (b)	250,000	310,879
NEW Areva Holding SA 4.38%, 11/6/2019	50,000	63,696
3.13%, 3/20/2023 (b)	200,000	250,048
Novafives SAS 4.50%, 6/30/2021 (b)	150,000	182,126
Peugeot SA 2.38%, 4/14/2023 (b)	250,000	314,695
Rexel SA 2.63%, 6/15/2024 (b)	200,000	245,773
SFR Group SA 5.38%, 5/15/2022 (b)	100,000	121,204
5.63%, 5/15/2024 (b)	150,000	183,304
Societe Generale SA (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a)(c)(d)	200,000	233,250
SPIE SA 3.13%, 3/22/2024 (b)	200,000	249,338
TOTAL SA (EUR Swap Annual 5 Year + 1.86%), 2.25%, 2/26/2021 (b)(c)(d)	125,000	154,918
(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022 (b)(c)(d)	100,000	132,267
Vallourec SA 2.25%, 9/30/2024 (b)	100,000	97,589

		4,689,486

Germany — 1.8%
Commerzbank AG 7.75%, 3/16/2021	100,000	145,450
Deutsche Bank AG 4.25%, 10/14/2021	300,000	312,205
Hapag-Lloyd AG 6.75%, 2/1/2022 (b)	125,000	159,747
IHO Verwaltungs GmbH 3.75%, 9/15/2026 (b)(e)	225,000	287,892
Kirk Beauty One GmbH 8.75%, 7/15/2023 (b)	100,000	127,947
Nidda BondCo GmbH 5.00%, 9/30/2025 (b)	125,000	152,194

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Germany — continued
thyssenkrupp AG 1.38%, 3/3/2022 (b)	200,000	242,078
2.50%, 2/25/2025 (b)	100,000	129,023
Unitymedia GmbH 3.75%, 1/15/2027 (b)	150,000	183,269
Unitymedia Hessen GmbH & Co. KG 4.00%, 1/15/2025 (b)	200,000	251,833
WEPA Hygieneprodukte GmbH 3.75%, 5/15/2024 (b)	200,000	246,433

		2,238,071

Greece — 0.1%
Crystal Almond SARL 10.00%, 11/1/2021 (b)	100,000	134,832

Guatemala — 0.2%
Comunicaciones Celulares SA 6.88%, 2/6/2024 (b)	200,000	208,320

Ireland — 1.3%
Allied Irish Banks plc (EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (b)(d)	100,000	129,285
Ardagh Packaging Finance plc 4.13%, 5/15/2023 (b)	200,000	252,238
6.75%, 5/15/2024 (b)	275,000	362,915
7.25%, 5/15/2024 (a)	210,000	229,950
Bank of Ireland (EUR Swap Annual 5 Year + 3.55%), 4.25%, 6/11/2024 (b)(d)	100,000	125,543
eircom Finance DAC 4.50%, 5/31/2022 (b)	200,000	246,905
Smurfit Kappa Acquisitions ULC 2.38%, 2/1/2024 (b)	250,000	312,820

		1,659,656

Israel — 0.2%
Teva Pharmaceutical Finance Netherlands II BV 1.13%, 10/15/2024 (b)	100,000	104,033
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/2026	145,000	121,691

		225,724

Italy — 2.3%
Autostrade per l’Italia SpA 6.25%, 6/9/2022	25,000	40,505
Buzzi Unicem SpA 2.13%, 4/28/2023 (b)	100,000	125,494
Enel Finance International NV 2.88%, 5/25/2022 (a)	200,000	199,603
5.63%, 8/14/2024 (b)	50,000	81,725
3.50%, 4/6/2028 (a)	200,000	194,924
Enel SpA

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
(EUR Swap Annual 5 Year + 3.65%), 5.00%, 1/15/2075 (b)(d)	200,000	258,284
(GBP Swap 5 Year + 5.66%), 7.75%, 9/10/2075 (b)(d)	100,000	154,513
Intesa Sanpaolo SpA 3.88%, 7/14/2027 (a)	275,000	275,112
Leonardo SpA 4.88%, 3/24/2025	200,000	290,228
N&W Global Vending SpA 7.00%, 10/15/2023 (b)	100,000	127,671
Snaitech SpA 6.38%, 11/7/2021 (b)	100,000	127,952
Telecom Italia SpA 5.25%, 2/10/2022 (b)	100,000	141,074
3.25%, 1/16/2023 (b)	100,000	131,824
3.63%, 1/19/2024 (b)	125,000	167,705
3.63%, 5/25/2026 (b)	225,000	302,790
Wind Tre SpA 2.63%, 1/20/2023 (a)	150,000	176,752

		2,796,156

Japan — 0.3%
SoftBank Group Corp. 4.00%, 7/30/2022 (b)	275,000	358,414

Kuwait — 0.4%
Kuwait Projects Co. SPC Ltd. 5.00%, 3/15/2023 (b)	200,000	209,250
4.50%, 2/23/2027 (b)	270,000	268,313

		477,563

Luxembourg — 2.5%
Altice Finco SA 4.75%, 1/15/2028 (b)	125,000	138,201
Altice Luxembourg SA 7.25%, 5/15/2022 (b)	200,000	230,314
7.75%, 5/15/2022 (a)	200,000	191,000
6.25%, 2/15/2025 (b)	100,000	111,877
ArcelorMittal 3.13%, 1/14/2022 (b)	225,000	292,940
6.75%, 2/25/2022	104,000	117,520
Auris Luxembourg II SA 8.00%, 1/15/2023 (b)	100,000	124,417
Galapagos SA 5.38%, 6/15/2021 (b)	150,000	175,360
Garfunkelux Holdco 3 SA 8.50%, 11/1/2022 (b)	100,000	143,354
INEOS Finance plc 4.00%, 5/1/2023 (b)	100,000	122,747
INEOS Group Holdings SA 5.38%, 8/1/2024 (b)	100,000	128,250
Intelsat Jackson Holdings SA 7.25%, 10/15/2020	14,000	13,230

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Luxembourg — continued
7.50%, 4/1/2021	60,000	55,875
8.00%, 2/15/2024 (a)	75,000	79,313
9.75%, 7/15/2025 (a)	15,000	14,475
Matterhorn Telecom Holding SA 4.88%, 5/1/2023 (b)	200,000	243,506
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (b)(c)(d)	250,000	318,764
SIG Combibloc Holdings SCA 7.75%, 2/15/2023 (b)	200,000	249,357
Telenet Finance VI Luxembourg SCA 4.88%, 7/15/2027 (b)	200,000	261,851

		3,012,351

Mexico — 0.7%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a)(c)(d)	200,000	210,930
Petroleos Mexicanos 6.88%, 8/4/2026	230,000	262,430
6.50%, 3/13/2027 (a)	60,000	66,165
6.75%, 9/21/2047 (a)	280,000	295,540

		835,065

Netherlands — 1.7%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 5.45%), 5.75%, 9/22/2020 (b)(c)(d)	200,000	260,367
4.75%, 7/28/2025 (a)	200,000	211,483
AerCap Ireland Capital DAC 4.63%, 7/1/2022	150,000	159,683
3.65%, 7/21/2027	180,000	176,715
ING Groep NV (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (b)(c)(d)	200,000	219,000
(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028 (d)	100,000	130,920
Koninklijke KPN NV (EUR Swap Annual 5 Year + 5.20%), 6.12%, 9/14/2018 (b)(c)(d)	200,000	248,316
Shell International Finance BV 4.13%, 5/11/2035	35,000	37,460
UPCB Finance IV Ltd. 4.00%, 1/15/2027 (b)	100,000	127,296
Ziggo Bond Finance BV 4.63%, 1/15/2025 (b)	300,000	374,243
Ziggo Secured Finance BV

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Netherlands — continued
4.25%, 1/15/2027 (b)	100,000	124,251

		2,069,734

Peru — 0.2%
Nexa Resources SA 5.38%, 5/4/2027 (b)	200,000	212,380
Southern Copper Corp. 5.88%, 4/23/2045	40,000	48,100

		260,480

Portugal — 0.3%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075 (b)(d)	100,000	132,475
EDP Finance BV 2.38%, 3/23/2023 (b)	200,000	259,736

		392,211

Qatar — 0.2%
ABQ Finance Ltd. 3.50%, 2/22/2022 (b)	200,000	196,250
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020 (b)	81,425	83,868

		280,118

Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA (USD Swap Semi 5 Year + 3.87%), 6.13%, 11/16/2027 (c)(d)	200,000	205,000
Bankia SA (EUR Swap Annual 5 Year + 3.35%), 3.38%, 3/15/2027 (b)(d)	100,000	125,449
Bankinter SA (EUR Swap Annual 5 Year + 2.40%), 2.50%, 4/6/2027 (b)(d)	100,000	122,981
CaixaBank SA (EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b)(c)(d)	200,000	262,450
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027 (b)(d)	100,000	126,447
Cellnex Telecom SA 2.88%, 4/18/2025 (b)	100,000	124,216
Cirsa Funding Luxembourg SA 5.75%, 5/15/2021 (b)	150,000	187,586
eDreams ODIGEO SA 8.50%, 8/1/2021 (b)	97,701	125,308
Gas Natural Fenosa Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022 (b)(c)(d)	100,000	129,856
Repsol International Finance BV

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Spain — (continued)
(EUR Swap Annual 6 Year + 3.56%), 3.88%, 3/25/2021 (b)(c)(d)	100,000	127,803
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (b)(d)	100,000	132,187
Telefonica Europe BV (EUR Swap Annual 6 Year + 3.80%), 5.00%, 3/31/2020 (b)(c)(d)	500,000	641,217

		2,310,500

Sweden — 0.5%
Skandinaviska Enskilda Banken AB (EUR Swap Annual 5 Year + 1.45%), 2.50%, 5/28/2026 (b)(d)	100,000	126,569
Telefonaktiebolaget LM Ericsson 1.88%, 3/1/2024 (b)	125,000	145,818
Verisure Holding AB 6.00%, 11/1/2022 (b)	180,000	229,206
Volvo Car AB 3.25%, 5/18/2021 (b)	100,000	129,642

		631,235

Switzerland — 0.8%
Credit Suisse Group AG (USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a)(c)(d)	250,000	286,542
Glencore Finance Europe Ltd. 6.00%, 4/3/2022 (b)	100,000	156,069
UBS Group AG (EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (b)(c)(d)	400,000	543,535

		986,146

United Arab Emirates — 0.0%(g)
Shelf Drilling Holdings Ltd. 9.50%, 11/2/2020 (a)	52,000	52,520

United Kingdom — 3.7%
BAT Capital Corp.
3.56%, 8/15/2027 (a)	270,000	269,527
4.39%, 8/15/2037 (a)	215,000	221,939
BP Capital Markets plc
3.81%, 2/10/2024	240,000	252,624
3.59%, 4/14/2027	30,000	30,897
CNH Industrial Finance Europe SA 2.88%, 5/17/2023 (b)	125,000	164,698
Fiat Chrysler Automobiles NV 3.75%, 3/29/2024 (b)	100,000	129,501
Fiat Chrysler Finance Europe SA 4.75%, 7/15/2022 (b)	100,000	134,824
HSBC Holdings plc

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — (continued)
United Kingdom — (continued)
3.40%, 3/8/2021	480,000	491,482
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025 (c)(d)	200,000	216,000
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027 (c)(d)	200,000	210,100
Iceland Bondco plc 4.63%, 3/15/2025 (a)	100,000	127,924
Jaguar Land Rover Automotive plc 3.88%, 3/1/2023 (b)	100,000	140,481
Lloyds Banking Group plc 4.58%, 12/10/2025	200,000	210,039
NGG Finance plc (EUR Swap Annual 7 Year + 2.88%), 4.25%, 6/18/2076 (b)(d)	100,000	129,162
Reynolds American, Inc. 4.45%, 6/12/2025	35,000	37,358
Royal Bank of Scotland Group plc 6.10%, 6/10/2023	235,000	259,345
Santander UK Group Holdings plc 3.57%, 1/10/2023	400,000	406,202
Sky plc 1.50%, 9/15/2021 (b)	200,000	248,286
Standard Life Aberdeen plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.85%), 5.50%, 12/4/2042 (b)(d)	100,000	152,724
Synlab Unsecured Bondco plc 8.25%, 7/1/2023 (b)	100,000	129,886
Tesco Corporate Treasury Services plc
2.13%, 11/12/2020 (b)	250,000	312,578
2.50%, 7/1/2024 (b)	100,000	127,862
TI Group Automotive Systems LLC 8.75%, 7/15/2023 (a)	17,000	18,232
Worldpay Finance plc 3.75%, 11/15/2022 (b)	100,000	131,724

		4,553,395

United States — 36.8%
21st Century Fox America, Inc. 4.95%, 10/15/2045	120,000	129,956
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024	97,000	100,152
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	50,000	52,062
Actavis Funding SCS 3.80%, 3/15/2025	40,000	40,255
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (b)	100,000	127,247
ADT Corp. (The)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
United States — (continued)
4.13%, 6/15/2023	144,000	145,529
AECOM 5.88%, 10/15/2024	89,000	96,787
AES Corp. 5.50%, 4/15/2025	74,000	77,977
Air Lease Corp. 3.00%, 9/15/2023	45,000	44,726
AK Steel Corp. 7.00%, 3/15/2027	38,000	37,628
Albertsons Cos. LLC 6.63%, 6/15/2024	262,000	250,210
Allergan Funding SCS
4.55%, 3/15/2035	100,000	103,753
4.85%, 6/15/2044	80,000	84,416
Alliance Data Systems Corp. 5.38%, 8/1/2022 (a)	114,000	115,710
Ally Financial, Inc.
4.25%, 4/15/2021	155,000	160,619
4.63%, 5/19/2022	257,000	270,492
Altria Group, Inc.
4.00%, 1/31/2024	40,000	42,591
4.25%, 8/9/2042	15,000	15,343
3.88%, 9/16/2046	115,000	111,947
Amazon.com, Inc. 4.05%, 8/22/2047 (a)	65,000	67,642
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025	105,000	102,375
AMC Networks, Inc. 5.00%, 4/1/2024	146,000	147,825
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	294,000	304,290
6.50%, 4/1/2027 (a)	40,000	41,300
American International Group, Inc. 4.80%, 7/10/2045	145,000	158,125
American Tower Corp., REIT, 5.00%, 2/15/2024	180,000	197,609
Amkor Technology, Inc.
6.63%, 6/1/2021	110,000	112,063
6.38%, 10/1/2022	45,000	46,406
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	75,000	77,437
Anadarko Petroleum Corp. 3.45%, 7/15/2024	210,000	207,917
Analog Devices, Inc.
3.50%, 12/5/2026	15,000	15,091
4.50%, 12/5/2036	10,000	10,367
Andeavor Logistics LP
6.25%, 10/15/2022	25,000	26,558
6.38%, 5/1/2024	85,000	92,565
5.25%, 1/15/2025	106,000	111,830
Anixter, Inc. 5.50%, 3/1/2023	105,000	113,006
Antero Resources Corp. 5.13%, 12/1/2022	204,000	209,100
Apple, Inc.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTVMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — (continued)
3.35%, 2/9/2027	75,000	76,620
Aramark International Finance Sarl 3.13%, 4/1/2025 (b)	100,000	124,441
Arconic, Inc. 5.90%, 2/1/2027	314,000	350,110
AT&T, Inc.
3.90%, 8/14/2027	95,000	94,338
5.25%, 3/1/2037	20,000	20,821
4.30%, 12/15/2042	75,000	69,265
4.75%, 5/15/2046	75,000	71,699
5.15%, 2/14/2050	45,000	44,544
Avantor, Inc. 6.00%, 10/1/2024 (a)	50,000	50,125
Avis Budget Car Rental LLC 5.50%, 4/1/2023	175,000	178,237
Axalta Coating Systems LLC 4.25%, 8/15/2024 (b)	100,000	128,035
Ball Corp. 4.38%, 12/15/2023	250,000	343,610
Bank of America Corp. 2.63%, 4/19/2021	270,000	270,688
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (c)(d)	230,000	262,292
4.25%, 10/22/2026	30,000	31,474
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (d)	150,000	154,997
Berry Global, Inc. 5.13%, 7/15/2023	70,000	73,325
Blue Cube Spinco, Inc. 10.00%, 10/15/2025	103,000	125,145
Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	70,000	72,625
Boyd Gaming Corp.
6.88%, 5/15/2023	30,000	31,987
6.38%, 4/1/2026	60,000	65,400
Broadcom Corp. 3.63%, 1/15/2024 (a)	210,000	207,895
Buckeye Partners LP
4.15%, 7/1/2023	171,000	175,374
3.95%, 12/1/2026	30,000	29,334
Burlington Northern Santa Fe LLC 4.55%, 9/1/2044	125,000	139,717
Cablevision Systems Corp. 8.00%, 4/15/2020	111,000	118,770
CalAtlantic Group, Inc. 5.88%, 11/15/2024	94,000	104,458
California Resources Corp. 8.00%, 12/15/2022 (a)	20,000	14,800
Callon Petroleum Co. 6.13%, 10/1/2024	42,000	43,260
Calpine Corp. 5.25%, 6/1/2026 (a)	81,000	81,911
Camelot Finance SA

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
United States — (continued)
7.88%, 10/15/2024 (a)	206,000	220,420
Capital One Financial Corp.
4.20%, 10/29/2025	175,000	179,077
3.75%, 3/9/2027	50,000	50,421
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	44,000	45,045
CCO Holdings LLC
5.88%, 4/1/2024 (a)	30,000	31,425
5.75%, 2/15/2026 (a)	850,000	881,875
5.13%, 5/1/2027 (a)	140,000	138,687
Centene Corp. 6.13%, 2/15/2024	125,000	133,750
Central Garden & Pet Co. 6.13%, 11/15/2023	20,000	21,250
CenturyLink, Inc. Series Y, 7.50%, 4/1/2024	140,000	136,500
CF Industries, Inc. 4.50%, 12/1/2026 (a)	237,000	247,559
Charter Communications Operating LLC 4.91%, 7/23/2025	45,000	47,533
Chemours Co. (The)
6.63%, 5/15/2023	40,000	42,300
7.00%, 5/15/2025	39,000	42,656
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	77,000	83,449
Chesapeake Energy Corp.
8.00%, 12/15/2022 (a)	13,000	13,845
8.00%, 1/15/2025 (a)	42,000	41,737
8.00%, 6/15/2027 (a)	65,000	62,238
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	125,000	121,250
Cisco Systems, Inc. 2.60%, 2/28/2023	250,000	250,550
CIT Group, Inc. 5.00%, 8/15/2022	154,000	164,587
CITGO Petroleum Corp. 6.25%, 8/15/2022 (a)	25,000	24,984
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (c)(d)	200,000	209,500
3.88%, 3/26/2025	135,000	137,561
4.40%, 6/10/2025	130,000	136,537
4.13%, 7/25/2028	55,000	56,372
Clean Harbors, Inc. 5.13%, 6/1/2021	90,000	91,125
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020	172,000	170,280
Series B, 6.50%, 11/15/2022	520,000	525,850
Clearwater Paper Corp. 4.50%, 2/1/2023	30,000	29,925
CNX Resources Corp.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
5.88%, 4/15/2022	21,000	21,472
Cogent Communications Finance, Inc.
5.63%, 4/15/2021 (a)	75,000	76,125
Comcast Corp.
3.20%, 7/15/2036	110,000	103,737
4.60%, 8/15/2045	105,000	114,086
Commercial Metals Co.
4.88%, 5/15/2023	75,000	77,062
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	280,000	299,600
Community Health Systems, Inc.
7.13%, 7/15/2020	55,000	42,900
5.13%, 8/1/2021	21,000	19,635
6.25%, 3/31/2023	12,000	11,220
Concho Resources, Inc.
4.88%, 10/1/2047	40,000	42,394
Continental Resources, Inc.
5.00%, 9/15/2022	85,000	86,594
4.50%, 4/15/2023	105,000	107,100
4.90%, 6/1/2044	20,000	19,000
Cooper-Standard Automotive, Inc.
5.63%, 11/15/2026 (a)	105,000	108,412
CoreCivic, Inc.,
REIT, 4.63%, 5/1/2023	70,000	71,400
Covanta Holding Corp.
5.88%, 7/1/2025	38,000	38,000
Crestwood Midstream Partners LP
6.25%, 4/1/2023	35,000	36,225
Crown Americas LLC
4.25%, 9/30/2026	69,000	69,345
Crown European Holdings SA
4.00%, 7/15/2022 (b)	150,000	201,485
CSC Holdings LLC
5.25%, 6/1/2024	25,000	24,367
6.63%, 10/15/2025 (a)	210,000	226,275
CURO Financial Technologies Corp.
12.00%, 3/1/2022 (a)	10,000	11,000
Dana Financing Luxembourg SARL
6.50%, 6/1/2026 (a)	210,000	227,850
Darden Restaurants, Inc.
3.85%, 5/1/2027	145,000	146,640
DaVita, Inc.
5.13%, 7/15/2024	76,000	77,330
DCP Midstream Operating LP
3.88%, 3/15/2023	98,000	97,755
Dell International LLC
7.13%, 6/15/2024 (a)	180,000	195,305
6.02%, 6/15/2026 (a)	230,000	252,656
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	7,000	7,297
Diamondback Energy, Inc.
4.75%, 11/1/2024	35,000	35,394
Discovery Communications LLC
2.95%, 3/20/2023	65,000	63,920

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
United States — continued
5.00%, 9/20/2037	65,000	65,392
DISH DBS Corp.
5.88%, 7/15/2022	146,000	150,197
5.88%, 11/15/2024	415,000	416,992
7.75%, 7/1/2026	25,000	26,969
DJO Finco, Inc.
8.13%, 6/15/2021 (a)	20,000	18,937
Dole Food Co., Inc.
7.25%, 6/15/2025 (a)	36,000	38,700
Dollar Tree, Inc.
5.75%, 3/1/2023	111,000	116,134
Dynegy, Inc.
5.88%, 6/1/2023	89,000	91,892
7.63%, 11/1/2024	50,000	54,438
Endo Finance LLC
5.75%, 1/15/2022 (a)	62,000	51,150
Energizer Holdings, Inc.
5.50%, 6/15/2025 (a)	55,000	57,063
Energy Transfer Equity LP
5.88%, 1/15/2024	49,000	52,430
Entegris, Inc.
4.63%, 2/10/2026 (a)	33,000	33,701
Entergy Corp.
2.95%, 9/1/2026	160,000	154,992
Enterprise Products Operating LLC
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (d)	95,000	95,050
Envision Healthcare Corp.
5.63%, 7/15/2022	125,000	127,187
EP Energy LLC
9.38%, 5/1/2020	76,000	56,240
8.00%, 11/29/2024 (a)	64,000	64,000
8.00%, 2/15/2025 (a)	63,000	41,422
Equinix, Inc.,
REIT, 5.38%, 4/1/2023	60,000	61,848
REIT, 2.88%, 10/1/2025	125,000	151,790
ESH Hospitality, Inc.,
REIT, 5.25%, 5/1/2025 (a)	16,000	16,280
Express Scripts Holding Co.
3.00%, 7/15/2023	300,000	296,394
3.40%, 3/1/2027	30,000	29,278
First Data Corp.
5.38%, 8/15/2023 (a)	170,000	176,375
7.00%, 12/1/2023 (a)	128,000	135,440
5.75%, 1/15/2024 (a)	60,000	62,250
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	115,000	117,323
Ford Motor Co.
5.29%, 12/8/2046	115,000	122,279
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	119,000	117,364
3.88%, 3/15/2023	35,000	34,601

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
4.55%, 11/14/2024	20,000	19,950
Frontier Communications Corp.
6.88%, 1/15/2025	195,000	133,575
FXI Holdings, Inc.
7.88%, 11/1/2024 (a)	16,000	16,025
Gates Global LLC
6.00%, 7/15/2022 (a)	30,000	30,684
GCP Applied Technologies, Inc.
9.50%, 2/1/2023 (a)	75,000	83,531
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	200,000	212,435
General Electric Co.
1.50%, 5/17/2029	100,000	119,273
General Motors Co.
5.15%, 4/1/2038	145,000	151,057
5.20%, 4/1/2045	10,000	10,233
General Motors Financial Co., Inc.
3.70%, 5/9/2023	235,000	239,464
3.95%, 4/13/2024	20,000	20,493
Genesis Energy LP
5.63%, 6/15/2024	75,000	74,437
GEO Group, Inc. (The),
REIT, 5.88%, 1/15/2022	90,000	92,812
REIT, 5.88%, 10/15/2024	55,000	56,925
Gilead Sciences, Inc.
4.00%, 9/1/2036	20,000	20,636
4.15%, 3/1/2047	105,000	107,790
GLP Capital LP
5.38%, 11/1/2023	60,000	64,575
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	225,000	221,276
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (c)(d)	405,000	401,962
3.50%, 1/23/2025	40,000	40,478
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (c)(d)	190,000	202,730
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	139,000	143,907
4.88%, 3/15/2027	20,000	20,450
Gulfport Energy Corp.
6.00%, 10/15/2024	44,000	44,165
Hanesbrands, Inc.
4.88%, 5/15/2026 (a)	48,000	48,946
Harris Corp.
4.85%, 4/27/2035	185,000	204,329
HCA, Inc.
5.88%, 3/15/2022	158,000	171,233
5.88%, 5/1/2023	188,000	200,220
5.38%, 2/1/2025	215,000	223,062
5.88%, 2/15/2026	375,000	398,906
HealthSouth Corp.
5.75%, 9/15/2025	105,000	108,938

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
United States — continued
Herc Rentals, Inc.
7.50%, 6/1/2022 (a)	50,000	53,875
7.75%, 6/1/2024 (a)	80,000	87,608
Hertz Corp. (The)
7.38%, 1/15/2021	285,000	285,713
Hess Corp.
5.80%, 4/1/2047	115,000	123,231
Hexion, Inc.
6.63%, 4/15/2020	176,000	155,320
Hilcorp Energy I LP
5.00%, 12/1/2024 (a)	42,000	42,105
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023 (a)	50,000	52,375
Hilton Grand Vacations Borrower LLC
6.13%, 12/1/2024 (a)	21,000	22,890
Hilton Worldwide Finance LLC
4.88%, 4/1/2027	21,000	22,136
Holly Energy Partners LP
6.00%, 8/1/2024 (a)	71,000	74,017
Hologic, Inc.
5.25%, 7/15/2022 (a)	62,000	64,713
4.38%, 10/15/2025 (a)	30,000	30,675
HRG Group, Inc.
7.75%, 1/15/2022	80,000	83,080
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	97,000	98,455
Huntsman International LLC
5.13%, 4/15/2021	200,000	267,221
5.13%, 11/15/2022	183,000	197,182
IHS Markit Ltd.
4.00%, 3/1/2026 (a)	19,000	19,214
Infor Software Parent LLC
7.13%, 5/1/2021 (a)(e)	126,000	129,150
Infor US, Inc.
6.50%, 5/15/2022	160,000	164,800
International Game Technology plc
4.75%, 2/15/2023 (b)	100,000	135,504
International Paper Co.
4.35%, 8/15/2048	55,000	55,867
inVentiv Group Holdings, Inc.
7.50%, 10/1/2024 (a)	51,000	55,973
Iron Mountain, Inc.,
REIT, 5.75%, 8/15/2024	126,000	128,993
ITC Holdings Corp.
3.35%, 11/15/2027 (a)	140,000	139,752
Jack Ohio Finance LLC
6.75%, 11/15/2021 (a)	85,000	89,781
KFC Holding Co.
4.75%, 6/1/2027 (a)	65,000	66,521
Kindred Healthcare, Inc.
8.75%, 1/15/2023	70,000	70,000
Kinetic Concepts, Inc.
7.88%, 2/15/2021 (a)	90,000	94,266
Kraft Heinz Foods Co.
4.38%, 6/1/2046	75,000	72,301

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Kroger Co. (The)
2.65%, 10/15/2026	35,000	32,447
4.45%, 2/1/2047	60,000	57,831
Kronos International, Inc.
3.75%, 9/15/2025 (a)	100,000	124,084
L Brands, Inc.
5.63%, 10/15/2023	79,000	85,024
6.75%, 7/1/2036	70,000	69,825
Lamar Media Corp.
5.75%, 2/1/2026	70,000	75,163
Lennar Corp.
4.75%, 11/29/2027 (a)	25,000	25,563
Level 3 Financing, Inc.
5.25%, 3/15/2026	265,000	259,866
Level 3 Parent LLC
5.75%, 12/1/2022	350,000	353,266
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	68,000	70,040
LKQ Corp.
4.75%, 5/15/2023	64,000	65,504
LKQ Italia Bondco SpA
3.88%, 4/1/2024 (b)	100,000	131,225
Lowe’s Cos., Inc.
4.05%, 5/3/2047	110,000	114,050
LPL Holdings, Inc.
5.75%, 9/15/2025 (a)	35,000	36,006
Marathon Petroleum Corp.
4.75%, 9/15/2044	53,000	53,935
Masco Corp.
4.38%, 4/1/2026	195,000	205,608
3.50%, 11/15/2027	30,000	29,599
MasTec, Inc.
4.88%, 3/15/2023	32,000	32,480
McDonald’s Corp.
4.60%, 5/26/2045	130,000	142,343
Mediacom Broadband LLC
6.38%, 4/1/2023	20,000	20,650
MetLife, Inc.
6.40%, 12/15/2036	20,000	23,050
MGM Resorts International
6.00%, 3/15/2023	468,000	515,970
Microsoft Corp.
4.10%, 2/6/2037	20,000	21,932
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019 (c)(d)	100,000	103,040
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020 (c)(d)	100,000	104,130
3.88%, 1/27/2026	40,000	41,445
4.35%, 9/8/2026	30,000	31,311

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
United States — continued
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	115,000	115,472
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (d)	240,000	243,581
4.38%, 1/22/2047	15,000	15,990
MPH Acquisition Holdings LLC
7.13%, 6/1/2024 (a)	55,000	59,056
MPLX LP
5.20%, 3/1/2047	115,000	121,343
Mylan NV
3.95%, 6/15/2026	15,000	14,954
Mylan, Inc.
4.20%, 11/29/2023	270,000	278,650
Nabors Industries, Inc.
5.50%, 1/15/2023	49,000	47,407
5.10%, 9/15/2023	7,000	6,633
Nationstar Mortgage LLC
6.50%, 7/1/2021	102,000	103,275
Netflix, Inc.
4.38%, 11/15/2026	65,000	64,025
Newfield Exploration Co.
5.75%, 1/30/2022	90,000	96,188
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022 (a)	25,000	25,875
Nielsen Finance LLC
5.00%, 4/15/2022 (a)	73,000	75,143
NiSource Finance Corp.
4.38%, 5/15/2047	150,000	160,137
Noble Energy, Inc.
5.25%, 11/15/2043	15,000	16,142
Novelis Corp.
5.88%, 9/30/2026 (a)	68,000	71,060
NRG Energy, Inc.
6.63%, 1/15/2027	87,000	93,743
NRG Yield Operating LLC
5.00%, 9/15/2026	41,000	41,718
Oasis Petroleum, Inc.
6.50%, 11/1/2021	42,000	42,525
6.88%, 1/15/2023	160,000	163,000
OI European Group BV
3.13%, 11/15/2024 (b)	150,000	187,911
ONEOK Partners LP
3.38%, 10/1/2022	210,000	212,514
ONEOK, Inc.
4.00%, 7/13/2027	130,000	130,139
Oracle Corp.
2.95%, 11/15/2024	150,000	150,624
2.65%, 7/15/2026	30,000	29,079
4.50%, 7/8/2044	135,000	149,748
Outfront Media Capital LLC
5.88%, 3/15/2025	70,000	73,850
Owens Corning
4.30%, 7/15/2047	165,000	159,989

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Parker Drilling Co.
6.75%, 7/15/2022	55,000	44,481
Pattern Energy Group, Inc.
5.88%, 2/1/2024 (a)	18,000	19,035
PBF Holding Co. LLC
7.25%, 6/15/2025 (a)	20,000	21,050
PetSmart, Inc.
7.13%, 3/15/2023 (a)	125,000	91,250
5.88%, 6/1/2025 (a)	70,000	60,200
Philip Morris International, Inc.
4.13%, 3/4/2043	115,000	116,710
Phillips 66 Partners LP
3.75%, 3/1/2028	140,000	138,708
PolyOne Corp.
5.25%, 3/15/2023	80,000	85,800
Post Holdings, Inc.
5.50%, 3/1/2025 (a)	10,000	10,388
PPL Capital Funding, Inc.
4.00%, 9/15/2047	55,000	55,233
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (a)	122,000	134,658
Prudential Financial, Inc.
4.60%, 5/15/2044	115,000	127,728
QEP Resources, Inc.
5.38%, 10/1/2022	35,000	35,831
5.63%, 3/1/2026	5,000	5,075
QUALCOMM, Inc.
2.90%, 5/20/2024	240,000	232,143
Quicken Loans, Inc.
5.75%, 5/1/2025 (a)	68,000	71,485
Quintiles IMS, Inc.
3.50%, 10/15/2024 (b)	250,000	311,916
Rackspace Hosting, Inc.
8.63%, 11/15/2024 (a)	211,000	226,298
Rain CII Carbon LLC
7.25%, 4/1/2025 (a)	50,000	54,906
Range Resources Corp.
4.88%, 5/15/2025	100,000	97,500
Regal Entertainment Group
5.75%, 2/1/2025	75,000	76,125
Revlon Consumer Products Corp.
5.75%, 2/15/2021	18,000	14,355
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	70,000	71,181
5.13%, 7/15/2023 (a)	71,000	73,663
RHP Hotel Properties LP,
REIT, 5.00%, 4/15/2023	50,000	51,375
Rite Aid Corp.
6.13%, 4/1/2023 (a)	67,000	61,975
Rockwell Collins, Inc.
3.70%, 12/15/2023	325,000	336,861
Roper Technologies, Inc.
3.80%, 12/15/2026	280,000	287,798
RSI Home Products, Inc.
6.50%, 3/15/2023 (a)	65,000	67,275

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
United States — continued
RSP Permian, Inc.
6.63%, 10/1/2022	35,000	36,838
Sable International Finance Ltd.
6.88%, 8/1/2022 (b)	200,000	214,000
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a)	50,000	52,000
Scientific Games International, Inc.
7.00%, 1/1/2022 (a)	139,000	146,645
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	135,000	143,606
Sealed Air Corp.
5.13%, 12/1/2024 (a)	111,000	119,048
Sensata Technologies BV
4.88%, 10/15/2023 (a)	85,000	88,761
Service Corp. International
7.50%, 4/1/2027	70,000	83,125
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	225,000	220,160
Silgan Holdings, Inc.
3.25%, 3/15/2025 (b)	200,000	247,161
Sinclair Television Group, Inc.
6.13%, 10/1/2022	25,000	25,938
5.63%, 8/1/2024 (a)	130,000	133,575
Sirius XM Radio, Inc.
6.00%, 7/15/2024 (a)	265,000	281,231
5.38%, 4/15/2025 (a)	146,000	153,526
5.00%, 8/1/2027 (a)	10,000	10,113
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	37,000	37,648
SM Energy Co.
6.50%, 11/15/2021	85,000	85,638
Southwestern Energy Co.
6.70%, 1/23/2025	55,000	57,200
Spectrum Brands, Inc.
6.63%, 11/15/2022	158,000	163,925
Springleaf Finance Corp.
6.13%, 5/15/2022	104,000	107,900
Sprint Corp.
7.88%, 9/15/2023	490,000	527,975
7.63%, 2/15/2025	559,000	593,658
SPX FLOW, Inc.
5.63%, 8/15/2024 (a)	25,000	26,313
Standard Industries, Inc.
6.00%, 10/15/2025 (a)	24,000	25,865
Staples, Inc.
8.50%, 9/15/2025 (a)	157,000	141,300
Steel Dynamics, Inc.
5.00%, 12/15/2026	111,000	117,314
Summit Materials LLC
6.13%, 7/15/2023	143,000	149,478
Sunoco Logistics Partners Operations LP
5.35%, 5/15/2045	130,000	127,350
SUPERVALU, Inc.
6.75%, 6/1/2021	166,000	160,605

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Synchrony Financial
4.25%, 8/15/2024	50,000	52,054
Targa Resources Partners LP
4.25%, 11/15/2023	108,000	106,380
6.75%, 3/15/2024	110,000	118,250
TEGNA, Inc.
6.38%, 10/15/2023	70,000	73,675
5.50%, 9/15/2024 (a)	50,000	52,062
Tempur Sealy International, Inc.
5.63%, 10/15/2023	50,000	52,000
Tenet Healthcare Corp.
4.50%, 4/1/2021	119,000	119,744
7.50%, 1/1/2022 (a)	175,000	184,625
8.13%, 4/1/2022	245,000	242,550
5.13%, 5/1/2025 (a)	125,000	120,625
Terex Corp.
5.63%, 2/1/2025 (a)	45,000	47,503
Terraform Global Operating LLC
9.75%, 8/15/2022 (a)	32,000	35,360
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)(f)	15,000	15,038
6.62%, 6/15/2025 (a)(h)	32,000	35,080
5.00%, 1/31/2028 (a)(f)	19,000	19,071
Tesla, Inc.
5.30%, 8/15/2025 (a)	45,000	42,962
T-Mobile USA, Inc.
6.50%, 1/15/2024	250,000	265,313
6.00%, 4/15/2024	303,000	322,695
6.50%, 1/15/2026	100,000	109,593
TransDigm, Inc.
6.50%, 7/15/2024	35,000	35,788
Transocean Proteus Ltd.
6.25%, 12/1/2024 (a)	53,200	55,993
Transocean, Inc.
9.00%, 7/15/2023 (a)	55,000	59,400
7.50%, 1/15/2026 (a)	29,000	29,798
6.80%, 3/15/2038	49,000	39,077
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	15,000	15,654
Triumph Group, Inc.
4.88%, 4/1/2021	10,000	9,825
Tutor Perini Corp.
6.88%, 5/1/2025 (a)	32,000	34,013
Ultra Resources, Inc.
6.88%, 4/15/2022 (a)	33,000	33,314
Union Pacific Corp.
3.60%, 9/15/2037	40,000	40,435
United Rentals North America, Inc.
5.75%, 11/15/2024	120,000	126,600
5.50%, 5/15/2027	195,000	206,700
United States Steel Corp.
8.38%, 7/1/2021 (a)	74,000	80,845
United Technologies Corp.
4.15%, 5/15/2045	55,000	57,269
UnitedHealth Group, Inc.

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
United States — continued
4.75%, 7/15/2045	15,000	17,178
Uniti Group LP,
REIT, 6.00%, 4/15/2023 (a)	85,000	83,937
REIT, 8.25%, 10/15/2023	85,000	81,388
Univision Communications, Inc.
5.13%, 5/15/2023 (a)	57,000	57,000
5.13%, 2/15/2025 (a)	19,000	18,478
US Concrete, Inc.
6.38%, 6/1/2024	143,000	153,368
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020 (a)	50,000	50,000
6.50%, 3/15/2022 (a)	69,000	72,450
4.50%, 5/15/2023 (b)	100,000	102,248
5.88%, 5/15/2023 (a)	50,000	43,687
7.00%, 3/15/2024 (a)	160,000	171,400
6.13%, 4/15/2025 (a)	295,000	252,963
Valvoline, Inc.
4.38%, 8/15/2025 (a)	28,000	28,210
Venator Finance Sarl
5.75%, 7/15/2025 (a)	18,000	18,990
VEREIT Operating Partnership LP,
REIT, 4.60%, 2/6/2024	250,000	261,702
Verizon Communications, Inc.
3.50%, 11/1/2024	65,000	65,825
4.27%, 1/15/2036	20,000	19,645
4.13%, 8/15/2046	5,000	4,538
5.01%, 4/15/2049	200,000	207,132
Vertiv Group Corp.
9.25%, 10/15/2024 (a)	90,000	97,650
Viacom, Inc.
3.45%, 10/4/2026	235,000	222,935
Vista Outdoor, Inc.
5.88%, 10/1/2023	85,000	83,300
Weatherford International Ltd.
9.88%, 2/15/2024	21,000	22,024
6.50%, 8/1/2036	35,000	28,000
7.00%, 3/15/2038	21,000	17,482
Welbilt, Inc.
9.50%, 2/15/2024	140,000	159,250
WellCare Health Plans, Inc.
5.25%, 4/1/2025	35,000	37,056
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (d)	15,000	15,165
4.90%, 11/17/2045	150,000	166,138
WESCO Distribution, Inc.
5.38%, 6/15/2024	37,000	38,203
Western Digital Corp.
10.50%, 4/1/2024	282,000	327,296
Whiting Petroleum Corp.
5.00%, 3/15/2019	104,000	104,780

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS		PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
5.75%, 3/15/2021		85,000	85,425
Williams Cos., Inc. (The)
4.55%, 6/24/2024		146,000	151,293
Williams Partners LP
4.00%, 9/15/2025		275,000	280,204
Windstream Services LLC
7.50%, 6/1/2022		295,000	218,300
6.38%, 8/1/2023		25,000	16,875
WMG Acquisition Corp.
4.13%, 11/1/2024 (b)		150,000	188,036
4.88%, 11/1/2024 (a)		105,000	108,675
WPX Energy, Inc.
8.25%, 8/1/2023		70,000	79,013
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)		137,000	141,494
XPO Logistics, Inc.
6.50%, 6/15/2022 (a)		55,000	57,475
6.13%, 9/1/2023 (a)		37,000	39,081
Zayo Group LLC
6.00%, 4/1/2023		85,000	88,613
6.38%, 5/15/2025		189,000	199,867
5.75%, 1/15/2027 (a)		19,000	19,570

			45,232,082

Total Corporate Bonds (Cost $77,009,488)			78,194,284

Foreign Government Securities — 17.6%
Angola — 0.2%
Republic of Angola
9.50%, 11/12/2025 (b)		200,000	225,250

Argentina — 0.2%
Provincia de Buenos Aires
9.13%, 3/16/2024 (a)		200,000	232,500
Republic of Argentina
7.13%, 6/28/2117 (b)		55,000	56,430

			288,930

Belarus — 0.4%
Republic of Belarus
8.95%, 1/26/2018 (b)		250,000	251,250
6.88%, 2/28/2023 (a)		200,000	210,750

			462,000

Brazil — 1.9%
Brazil Notas do Tesouro Nacional
10.00%, 1/1/2021	BRL	3,500,000	1,090,080
10.00%, 1/1/2025	BRL	3,975,000	1,196,699

			2,286,779

Colombia — 0.2%
Republic of Colombia
5.00%, 6/15/2045		200,000	209,100

INVESTMENTS		PRINCIPAL AMOUNT($)	VALUE($)
Dominican Republic — 0.3%
Government of Dominican Republic
6.88%, 1/29/2026 (b)		350,000	400,622

Ecuador — 0.4%
Republic of Ecuador
10.75%, 3/28/2022 (a)		200,000	231,109
8.88%, 10/23/2027 (a)		210,000	223,426

			454,535

Egypt — 0.2%
Arab Republic of Egypt
5.75%, 4/29/2020 (b)		300,000	313,125

Gabon — 0.2%
Gabonese Republic
6.38%, 12/12/2024 (b)		200,000	199,000

Indonesia — 3.4%
Republic of Indonesia
8.75%, 5/15/2031	IDR	32,082,000,000	2,728,748
8.25%, 5/15/2036	IDR	12,201,000,000	992,481
6.63%, 2/17/2037 (b)		340,000	433,075

			4,154,304

Italy — 0.4%
Republic of Italy
2.80%, 3/1/2067 (b)	EUR	420,000	456,657

Jordan — 0.3%
Kingdom of Jordan
7.38%, 10/10/2047 (a)		400,000	411,500

Lebanon — 0.5%
Republic of Lebanon
5.15%, 11/12/2018 (b)		150,000	147,750
5.45%, 11/28/2019 (b)		267,000	259,324
6.10%, 10/4/2022 (b)		200,000	190,000

			597,074

Malaysia — 1.0%
Federation of Malaysia
4.38%, 11/29/2019	MYR	2,440,000	610,238
3.44%, 2/15/2021	MYR	1,250,000	305,629
4.05%, 9/30/2021	MYR	1,250,000	309,492

			1,225,359

Morocco — 0.2%
Kingdom of Morocco
5.50%, 12/11/2042 (b)		200,000	224,500

New Zealand — 0.7%
Republic of New Zealand
3.50%, 4/14/2033 (b)	NZD	1,270,000	910,198

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS		PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Nigeria — 0.2%
Federal Republic of Nigeria
7.63%, 11/28/2047 (a)		270,000	278,100

Oman — 0.1%
Oman Government International Bond
4.75%, 6/15/2026 (a)		200,000	195,500

Pakistan — 0.4%
Republic of Pakistan
7.25%, 4/15/2019 (b)		450,000	465,926

Portugal — 1.9%
Portugal Obrigacoes do Tesouro
2.88%, 7/21/2026 (b)	EUR	1,370,000	1,781,467
4.13%, 4/14/2027 (b)	EUR	420,000	595,434

			2,376,901

Qatar — 0.5%
State of Qatar
2.38%, 6/2/2021 (b)		410,000	402,312
4.63%, 6/2/2046 (b)		200,000	207,250

			609,562

Russia — 2.4%
Russian Federation
7.10%, 10/16/2024	RUB	78,230,000	1,319,131
7.75%, 9/16/2026	RUB	68,100,000	1,188,640
5.25%, 6/23/2047 (a)		200,000	206,500
5.25%, 6/23/2047 (b)		200,000	206,500

			2,920,771

Sri Lanka — 0.3%
Republic of Sri Lanka
6.83%, 7/18/2026 (a)		200,000	219,500
6.20%, 5/11/2027 (a)		200,000	210,500

			430,000

Turkey — 0.5%
Republic of Turkey
5.13%, 3/25/2022		250,000	257,500
5.75%, 5/11/2047		350,000	330,750

			588,250

Ukraine — 0.5%
Republic of Ukraine
7.75%, 9/1/2021 (b)		430,000	458,380
7.75%, 9/1/2024 (b)		200,000	210,800

			669,180

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/2027		100,000	107,650

Zambia — 0.2%
Republic of Zambia
8.50%, 4/14/2024 (b)		200,000	216,250

Total Foreign Government Securities (Cost $21,225,750)			21,677,023

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-backed Securities — 6.0%
United States — 6.0%
BAMLL Re-REMIC Trust
Series 2014-FRR4, Class BK29, Zero Coupon, 4/27/2023 (a)(i)	400,000	269,211
Banc of America Commercial Mortgage Trust
Series 2006-1, Class E, 6.19%, 9/10/2045 ‡(a)(i)(j)	41,061	43,725
Series 2007-3, Class C, 5.87%, 6/10/2049 ‡(i)(j)	100,000	102,750
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class AJ, 5.93%, 6/11/2050 (i)(j)	7,777	7,781
CD Mortgage Trust
Series 2017-CD4, Class D, 3.30%, 5/10/2050 ‡(a)(i)	90,000	73,597
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡(a)(i)	430,000	351,111
Series 2016-P5, Class C, 4.47%, 10/10/2049 ‡(i)(j)	350,000	355,517
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.04%, 5/15/2046 (i)(j)	305,972	310,992
Commercial Mortgage Trust
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (i)(j)	150,000	120,864
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, 4.32%, 6/15/2050 ‡(i)	100,000	102,964
FHLMC Multifamily Structured Pass-Through Certificates
Series K067, Class X3, 2.11%, 9/25/2027 (i)(j)	950,000	150,665
Series K036, Class X3, 2.18%, 12/25/2041 (i)(j)	2,640,000	284,304
Series K041, Class X3, 1.70%, 11/25/2042 (i)(j)	3,470,000	332,989
Series K042, Class X3, 1.66%, 1/25/2043 (i)(j)	3,025,000	285,896
Series K718, Class X3, 1.49%, 2/25/2043 (i)(j)	10,025,000	544,746

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-backed Securities — continued
United States — continued
Series K045, Class X3, 1.55%, 4/25/2043 (i)(j)	1,915,000	173,877
Series K050, Class X3, 1.61%, 10/25/2043 (i)(j)	1,010,000	100,044
Series K051, Class X3, 1.67%, 10/25/2043 (i)(j)	1,395,000	145,837
Series K052, Class X3, 1.67%, 1/25/2044 (i)(j)	750,000	79,689
FREMF Mortgage Trust
Series 2017-KF36, Class B, 3.02%, 8/25/2024 (a)(i)(j)	100,000	100,073
Series 2017-KF38, Class B, 3.74%, 9/25/2024 (a)(i)(j)	100,000	100,000
Series 2017-K728, Class B, 3.65%, 9/25/2024 (a)(i)(j)	295,000	289,306
GNMA
Series 2017-23, 0.73%, 5/16/2059 (i)(j)	708,840	47,488
GS Mortgage Securities Trust
Series 2007-GG10, Class AM, 5.94%, 8/10/2045 (i)(j)	207,492	211,117
Series 2012-GCJ9, Class D, 4.91%, 11/10/2045 (a)(i)(j)	320,000	310,267
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Class C, 5.07%, 1/12/2037 ‡(i)(j)	85,000	87,243
Series 2007-LD11, Class AM, 6.17%, 6/15/2049 (i)(j)	48,271	49,066
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.09%, 7/15/2044 (i)(j)	87,737	87,811
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (i)(j)	385,071	306,740
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 5.06%, 4/15/2047 (a)(i)(j)	150,000	135,750
Series 2014-C19, Class D, 3.25%, 12/15/2047 ‡(a)(i)	450,000	357,973
Morgan Stanley Capital I Trust

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
United States — continued
Series 2005-HQ7, Class E, 5.55%, 11/14/2042 ‡(i)(j)	94,672	95,802
Series 2006-HQ8, Class C, 5.57%, 3/12/2044 ‡(i)(j)	106,446	105,605
Pretium Mortgage Credit Partners LLC
Series 2017-NPL5, 0.00%, 12/29/2032 (j)	270,000	270,000
UBS Commercial Mortgage Trust
Series 2017-C4, Class D, 2.90%, 10/15/2050 ‡(a)(i)(j)	75,000	53,780
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class B, 5.46%, 12/15/2043 (i)(j)	110,000	110,703
Series 2007-C31, Class C, 6.16%, 4/15/2047 ‡(i)(j)	543,000	555,896
Series 2006-C29, Class B, 5.43%, 11/15/2048 (i)(j)	69,412	69,739
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D, 4.24%, 5/15/2048 ‡(i)(j)	200,000	175,977

Total Commercial Mortgage-backed Securities (Cost $7,352,999)		7,356,895

Asset-Backed Securities — 3.7%
Cayman Islands — 0.1%
Renew
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡(a)(i)	93,851	95,594

United States — 3.6%
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023 (a)(i)	47,000	47,783
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D, 3.18%, 7/18/2023 (i)	58,000	58,233
Chase Funding Trust
Series 2003-6, Class 1A7, 5.11%, 11/25/2034 ‡(h)(i)	191,925	196,151
Citi Held For Asset Issuance
Series 2015-PM2, Class C, 5.96%, 3/15/2022 ‡(a)(i)	100,000	102,030

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-backed Securities — continued
United States — continued
CLUB Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/2023 (a)(i)	93,379	93,406
Series 2017-P1, Class B, 3.56%, 9/15/2023 (a)(i)	115,000	115,483
Series 2017-P2, Class A, 2.61%, 1/15/2024 (a)(i)	310,000	309,992
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB5, Class M1, 2.24%, 1/25/2034 ‡(i)(j)	145,075	145,782
CWABS, Inc. Asset-Backed Certificates
Series 2003-5, Class AF5, 5.26%, 2/25/2034 ‡(h)(i)	142,207	146,456
DT Auto Owner Trust
Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)(i)	100,000	99,951
Exeter Automobile Receivables Trust
Series 2015-2A, Class D, 5.79%, 5/16/2022 ‡(a)(i)	100,000	100,893
Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)(i)	350,000	362,487
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)(i)	180,000	179,700
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)(i)	280,000	279,914
MFRA Trust
Series 2017-NPL1, Class A1, 1.00%, 11/25/2047 (a)(h)(i)	300,000	300,000
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC8, Class B1, 3.95%, 9/25/2034 ‡(i)(j)	383,170	378,723
Murray Hill Marketplace Trust
Series 2016-LC1, Class B, 6.15%, 11/25/2022 ‡(a)(i)	250,000	253,602
Oportun Funding VI LLC
Series 2017-A, Class B, 3.97%, 6/8/2023 ‡(a)(i)(j)	293,000	289,197
Structured Asset Investment Loan Trust
Series 2004-8, Class M3, 2.30%, 9/25/2034 ‡(i)(j)	98,857	94,637
Series 2005-HE3, Class M1, 2.05%, 9/25/2035 ‡(i)(j)	147,731	147,275
Veros Automobile Receivables Trust
Series 2017-1, Class A, 2.84%, 4/17/2023 (a)(i)	145,000	144,888
VOLT LX LLC

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
United States — continued
Series 2017-NPL7, Class A1, 3.25%, 4/25/2059 (a)(h)(i)	357,532	358,824
VOLT LXII LLC
Series 2017-NPL9, Class A1, 3.13%, 9/25/2047 ‡(a)(h)(i)	99,293	99,498
VOLT LXIV LLC
Series 2017-NP11, Class A1, 3.38%, 10/25/2047 (a)(h)(i)	100,000	99,992

		4,404,897

Total Asset-Backed Securities (Cost $4,485,542)		4,500,491

Collateralized Mortgage Obligations — 2.4%
United States — 2.4%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034 (i)	210,238	216,310
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035 (i)	135,553	137,411
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036 (i)	208,345	210,675
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A5, 3.65%, 2/25/2037 (i)(j)	67,840	68,334
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1, 6.50%, 10/25/2037 (i)	93,305	81,316
FHLMC REMIC
Series 4689, Class SD, 4.90%, 6/15/2047 (i)(j)	865,894	182,644
Series 4714, Class SA, 4.90%, 8/15/2047 (i)(j)	704,332	146,433
FNMA REMIC
Series 2010-57, Class ID, 4.00%, 6/25/2025	885,018	67,180
Series 2012-146, Class AI, 3.00%, 1/25/2028	3,214,496	297,695
Series 2016-68, Class BI, 3.00%, 10/25/2031	1,588,857	185,435
Series 2012-63, Class NI, 4.00%, 6/25/2040	668,675	66,042
Series 2012-93, Class SE, 4.77%, 9/25/2042 (j)	212,007	40,943

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2012-124, Class UI, 4.00%, 11/25/2042	292,197	57,290
Series 2012-133, Class NS, 4.82%, 12/25/2042 (j)	407,260	84,196
Series 2016-57, Class SA, 4.67%, 8/25/2046 (j)	1,468,220	297,419
Series 2016-77, Class SA, 4.67%, 10/25/2046 (j)	497,087	105,972
Series 2016-86, Class ST, 4.67%, 11/25/2046 (j)	637,088	126,962
Series 2017-69, Class SH, 4.87%, 9/25/2047 (j)	1,015,237	211,328
FNMA STRIPS
Series 409, Class 27, 4.00%, 4/25/2027 (j)	531,327	52,830
GNMA
Series 2016-122, Class BI, 4.00%, 9/20/2046 (i)	426,049	89,711
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A1, 1.89%, 7/25/2029 (i)(j)	141,600	135,201
Structured Adjustable Rate Mortgage Loan Trust

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
United States — continued
Series 2004-8, Class 3A, 3.43%, 7/25/2034 (i)(j)	34,251	34,155

Total Collateralized Mortgage Obligations (Cost $2,925,171)		2,895,482

U.S. Treasury Obligation — 0.0%(g)
U.S. Treasury Bonds 3.00%, 5/15/2047 (Cost $50,778)	50,000	51,582

INVESTMENTS	SHARES
Short-Term Investment — 6.1%
Investment Company — 6.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (k)(l) (Cost $7,501,221)	7,501,221	7,501,221

Total Investments — 99.4% (Cost $120,550,949)		122,176,978
Other Assets Less Liabilities — 0.6%		690,236

Net Assets — 100.0%		$122,867,214

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

Abbreviations
ABS	—	Asset-Backed Securities
BRL	—	Brazilian Real
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
MYR	—	Malaysian Ringgit
NZD	—	New Zealand Dollar
RUB	—	Russian Ruble
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SCA	—	Limited partnership with share capital
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	—	United States Dollar

‡		Value determined using significant unobservable inputs.
(a)		Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)		Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At November 30, 2017, the value of these securities amounted to $32,737,178 or 26.64% of net assets of the Fund.
(c)		Perpetual security. The rate reflected was the rate in effect on November 30, 2017. The maturity date reflects the next call date.
(d)		Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of November 30, 2017.
(e)		Payment in-kind security.
(f)		When issued security. Total market value of all such securities amounts to $34,109, which represents approximately 0.13% of net assets of the fund.
(g)		Represents less than 0.05% of net assets.
(h)		Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2017.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(i)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2017.
(k)	Affiliated company as defined under the Investment Company Act of 1940.
(l)	The rate shown was the current yield as of November 30, 2017.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	19	12/2017	AUD	1,877,562	46,574
Euro-Buxl	10	12/2017	EUR	1,989,384	5,277
U.S. Treasury 2 Year Note	1	03/2018	USD	214,406	(47)
U.S. Treasury 10 Year Note	6	03/2018	USD	744,281	(2,297)

					49,507

Short Contracts
Euro-Bund	(50)	12/2017	EUR	(9,683,874)	(35,400)
Euro-OAT	(12)	12/2017	EUR	(2,265,712)	(37,297)
Euro-Schatz	(120)	12/2017	EUR	(16,024,098)	9,050
U.S. Treasury 5 Year Note	(36)	03/2018	USD	(4,188,656)	6,188
U.S. Treasury 10 Year Note	(81)	03/2018	USD	(10,047,797)	30,609
U.S. Treasury 10 Year Ultra Note	(6)	03/2018	USD	(798,750)	4,219
U.S. Treasury Long Bond	(4)	03/2018	USD	(606,625)	4,625
U.S. Treasury Ultra Bond	(1)	03/2018	USD	(164,719)	2,000
3 Month Eurodollar	(112)	12/2018	USD	(27,419,000)	103,242
3 Month Eurodollar	(113)	12/2019	USD	(27,610,138)	8,214

					95,450

					144,957

Abbreviations
AUD	— Australian Dollar
EUR	— Euro
USD	— United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CZK	4,857,923	USD	223,588	National Australia Bank Ltd.	12/14/2017	3,127
CZK	46,576,211	USD	2,114,739	Royal Bank of Canada	12/14/2017	58,932
EUR	30,892	USD	36,432	Barclays Bank plc	12/14/2017	360
EUR	40,176	USD	46,697	Citibank, NA	12/14/2017	1,151
EUR	73,183	USD	86,447	Goldman Sachs International	12/14/2017	711
EUR	32,745	USD	38,266	National Australia Bank Ltd.	12/14/2017	733
EUR	76,001	USD	89,209	Royal Bank of Canada	12/14/2017	1,306
JPY	249,750,739	USD	2,205,236	Goldman Sachs International	12/14/2017	14,947
USD	2,190,538	AUD	2,858,322	Australia & New Zealand Banking Group Ltd.	12/14/2017	28,637
USD	223,498	AUD	292,770	National Australia Bank Ltd.	12/14/2017	2,060
USD	2,219,866	CAD	2,831,500	Barclays Bank plc	12/14/2017	24,839
USD	179,641	CAD	228,397	Royal Bank of Canada	12/14/2017	2,584
USD	2,671,968	NZD	3,867,714	Australia & New Zealand Banking Group Ltd.	12/14/2017	28,792
USD	1,069,714	SEK	8,947,653	Barclays Bank plc	12/14/2017	83
USD	815,253	TRY	3,197,463	HSBC Bank, NA	12/14/2017	1,187
ZAR	8,076,739	USD	559,090	Citibank, NA	12/14/2017	28,849
ZAR	13,003,738	USD	912,238	Goldman Sachs International	12/14/2017	34,357

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	599,997	USD	42,239	HSBC Bank, NA	12/14/2017	1,438

Total unrealized appreciation						234,093

NZD	1,834,821	USD	1,270,709	Australia & New Zealand Banking Group Ltd.	12/14/2017	(16,802)
TRY	3,004,070	USD	775,913	Barclays Bank plc	12/14/2017	(11,085)
TRY	193,393	USD	49,942	Royal Bank of Canada	12/14/2017	(705)
USD	2,252,969	CHF	2,236,027	Credit Suisse International	12/14/2017	(21,703)
USD	209,623	CHF	207,106	National Australia Bank Ltd.	12/14/2017	(1,063)
USD	1,061,559	EUR	893,626	Australia & New Zealand Banking Group Ltd.	12/14/2017	(2,716)
USD	19,966,972	EUR	17,091,972	Barclays Bank plc	12/14/2017	(388,924)
USD	26,549	EUR	22,549	Goldman Sachs International	12/14/2017	(306)
USD	49,398	EUR	41,861	Royal Bank of Canada	12/14/2017	(457)
USD	6,564,936	EUR	5,631,710	State Street Corp.	12/14/2017	(142,219)
USD	1,148,242	GBP	876,411	State Street Corp.	12/14/2017	(37,398)
USD	2,197,338	JPY	249,750,739	TD Bank Financial Group	12/14/2017	(22,845)
USD	1,514,807	ZAR	21,657,625	Citibank, NA	12/14/2017	(61,740)
USD	1,594	ZAR	22,850	Royal Bank of Canada	12/14/2017	(70)

Total unrealized depreciation						(708,033)

Net unrealized depreciation						(473,940)

Abbreviations
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TRY	— New Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (j) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Funds’ net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$—	$95,594	$95,594
United States	—	2,450,653	1,954,244	4,404,897

Total Asset-Backed Securities	—	2,450,653	2,049,838	4,500,491

Collateralized Mortgage Obligations
United States	$—	$2,895,482	$—	$2,895,482
Commercial Mortgage-Backed Securities
United States	—	4,894,955	2,461,940	7,356,895
Corporate Bonds
Argentina	—	653,830	—	653,830
Australia	—	540,819	—	540,819
Bahrain	—	195,750	—	195,750
Belgium	—	372,442	—	372,442
Brazil	—	1,335,359	—	1,335,359
Canada	—	1,622,352	—	1,622,352
China	—	69,673	—	69,673
France	—	4,689,486	—	4,689,486
Germany	—	2,238,071	—	2,238,071
Greece	—	134,832	—	134,832
Guatemala	—	208,320	—	208,320
Ireland	—	1,659,656	—	1,659,656
Israel	—	225,724	—	225,724
Italy	—	2,796,156	—	2,796,156
Japan	—	358,414	—	358,414
Kuwait	—	477,563	—	477,563
Luxembourg	—	3,012,351	—	3,012,351
Mexico	—	835,065	—	835,065
Netherlands	—	2,069,734	—	2,069,734
Peru	—	260,480	—	260,480
Portugal	—	392,211	—	392,211
Qatar	—	280,118	—	280,118
Spain	—	2,310,500	—	2,310,500
Sweden	—	631,235	—	631,235
Switzerland	—	986,146	—	986,146
United Arab Emirates	—	52,520	—	52,520
United Kingdom	—	4,553,395	—	4,553,395
United States	—	45,232,082	—	45,232,082

Total Corporate Bonds	—	78,194,284	—	78,194,284

Foreign Government Securities	—	21,677,023	—	21,677,023
U.S. Treasury Obligation	—	51,582	—	51,582
Short-Term Investment
Investment Company	7,501,221	—	—	7,501,221

Total Investments in Securities	7,501,221	110,163,979	4,511,778	122,176,978

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$234,093	$—	$234,093
Futures Contracts	219,998	—	—	219,998

Total Appreciation in Other Financial Instruments	$219,998	$234,093	$—	$454,091

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(708,033)	$—	$(708,033)
Futures Contracts	(75,041)	—	—	(75,041)

Total Depreciation in Other Financial Instruments	$(75,041)	$(708,033)	$—	$(783,074)

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of April 5, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities - Cayman Islands	$—	$—	$(285)	$122	$101,906	$(6,149)	$—	$—	$95,594
Asset-Backed Securities - United States	—	—	13,057	(516)	2,001,430	(59,727)	—	—	1,954,244
Commercial Mortgage-Backed Securities - United States	—	—	5,831	(1,176)	2,875,957	(418,672)	—	—	2,461,940

Total	$—	$—	$18,603	$(1,570)	$4,979,293	$(484,548)	$—	$—	$4,511,778

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $18,603.

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at November 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,050	Discounted Cash Flow	Constant Prepayment Rate	1.70	% - 30.00% (14.86%)
			Constant Default Rate	0.00	% - 4.64% (1.79%)
			Yield (Discount Rate of Cash Flows)	2.94	% - 5.33% (4.18%)

Asset-Backed Securities	2,050

	2,462	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(76.65	)% - 13.38% (0.45%)

Commercial Mortgage-Backed Securities	2,462

Total	$4,512

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (concluded)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 58.3%
Automobiles — 3.5%
Daimler Finance North America LLC (Germany)
(ICE LIBOR USD 3 Month + 0.53%), 1.92%, 5/5/2020 (a)(b)	750,000	752,469
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.83%), 2.24%, 8/12/2019 (a)	200,000	201,236
(ICE LIBOR USD 3 Month + 0.79%), 2.10%, 6/12/2020 (a)	600,000	604,680
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 2.19%, 8/7/2020 (a)	650,000	654,587
Nissan Motor Acceptance Corp. 2.65%, 9/26/2018 (b)	350,000	351,726
(ICE LIBOR USD 3 Month + 0.58%), 1.94%, 1/13/2020 (a)(b)	250,000	251,449
(ICE LIBOR USD 3 Month + 0.39%), 1.72%, 9/28/2020 (a)(b)	250,000	250,355

		3,066,502

Banks — 25.2%
ABN AMRO Bank NV (Netherlands)
(ICE LIBOR USD 3 Month + 0.64%), 1.99%, 1/18/2019 (a)(b)	250,000	251,224
Australia & New Zealand Banking Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.32%), 1.72%, 11/9/2020 (a)(b)	793,000	792,715
Bank of America Corp. 5.65%, 5/1/2018	200,000	203,090
Series L, 2.60%, 1/15/2019	250,000	251,372
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.66%), 1.98%, 6/14/2019 (a)	475,000	478,212
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan) 1.65%, 2/26/2018 (b)	400,000	400,034
2.30%, 3/10/2019 (b)	500,000	500,994
Banque Federative du Credit Mutuel SA (France) 1.90%, 3/28/2019 (b)	300,000	298,890
(ICE LIBOR USD 3 Month + 0.49%), 1.85%, 7/20/2020 (a)(b)	250,000	250,831

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Banks — continued
Barclays Bank plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.65%), 2.04%, 8/7/2020 (a)	800,000	803,777
BNP Paribas (France) 2.70%, 8/20/2018	171,000	171,965
BNP Paribas SA (France) 2.40%, 12/12/2018	1,000,000	1,004,561
BNZ International Funding Ltd. (New Zealand) 2.35%, 3/4/2019 (b)	450,000	450,853
Branch Banking & Trust Co. 2.30%, 10/15/2018	1,000,000	1,003,262
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.79%), 2.14%, 1/10/2020 (a)	750,000	756,131
Citizens Bank NA 2.30%, 12/3/2018	500,000	501,043
(ICE LIBOR USD 3 Month + 0.54%), 1.86%, 3/2/2020 (a)	250,000	250,691
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 3 Month + 0.45%), 1.77%, 3/10/2020 (a)(b)	675,000	677,006
Credit Agricole SA (France) 2.63%, 10/3/2018 (b)	550,000	552,921
2.50%, 4/15/2019 (b)	650,000	652,970
DBS Group Holdings Ltd. (Singapore)
(ICE LIBOR USD 3 Month + 0.49%), 1.81%, 6/8/2020 (a)(b)	250,000	250,565
DNB Bank ASA (Norway)
(ICE LIBOR USD 3 Month + 0.37%), 1.70%, 10/2/2020 (a)(b)	800,000	800,572
Huntington National Bank (The) 1.70%, 2/26/2018	250,000	250,011
Lloyds Bank plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.00%), 2.36%, 1/22/2019 (a)	200,000	201,803
2.05%, 1/22/2019	650,000	649,473
Mizuho Bank Ltd. (Japan) 1.85%, 3/21/2018 (b)	400,000	400,223
2.45%, 4/16/2019 (b)	620,000	621,812
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.51%), 1.96%, 5/22/2020 (a)(b)	400,000	401,910
National Bank of Canada (Canada) 2.10%, 12/14/2018	550,000	550,120
Natixis SA (France) 1.80%, 11/13/2018	400,000	399,825

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Nordea Bank AB (Sweden)
(ICE LIBOR USD 3 Month + 0.47%), 1.95%, 5/29/2020 (a)(b)	750,000	753,893
PNC Bank NA 1.60%, 6/1/2018	250,000	249,755
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.71%), 2.07%, 4/15/2019 (a)	165,000	166,214
Skandinaviska Enskilda Banken AB (Sweden) 1.75%, 3/19/2018 (b)	400,000	400,037
2.38%, 11/20/2018 (c)	200,000	200,591
Standard Chartered plc (United Kingdom) 2.10%, 8/19/2019 (b)	450,000	447,405
Sumitomo Mitsui Banking Corp. (Japan) 2.05%, 1/18/2019	850,000	849,091
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.80%, 3/28/2018 (b)	400,000	399,987
2.05%, 3/6/2019 (b)	467,000	466,055
SunTrust Banks, Inc. 2.35%, 11/1/2018	550,000	551,713
Svenska Handelsbanken AB (Sweden) 2.50%, 1/25/2019	850,000	854,406
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.84%), 2.20%, 1/22/2019 (a)	175,000	176,391
1.95%, 1/22/2019	650,000	649,353
US Bank NA
(ICE LIBOR USD 3 Month + 0.15%), 1.61%, 5/24/2019 (a)	250,000	250,059
Wachovia Corp. 5.75%, 2/1/2018	395,000	397,570
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 3 Month + 0.36%), 1.68%, 9/1/2020 (a)(b)	450,000	450,945

		22,042,321

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc. (Belgium) 1.90%, 2/1/2019	730,000	728,585

Biotechnology — 1.1%
Baxalta, Inc. 2.00%, 6/22/2018	383,000	383,238
Celgene Corp. 2.13%, 8/15/2018	400,000	401,003
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.22%), 1.55%, 3/20/2019 (a)	195,000	195,346

		979,587

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Capital Markets — 3.8%
Credit Suisse AG (Switzerland) 1.70%, 4/27/2018	400,000	399,918
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.80%), 2.12%, 12/13/2019 (a)	850,000	856,945
ING Bank NV (Netherlands)
(ICE LIBOR USD 3 Month + 0.61%), 2.03%, 8/15/2019 (a)(b)	250,000	251,628
Macquarie Bank Ltd. (Australia) 1.87%, 2/28/2019 (b)	250,000	248,949
Macquarie Group Ltd. (Australia) 3.00%, 12/3/2018 (b)	800,000	807,002
Morgan Stanley
Series 3NC2, (ICE LIBOR USD 3 Month + 0.80%), 2.21%, 2/14/2020 (a)	800,000	803,690

		3,368,132

Consumer Finance — 1.4%
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.76%), 2.17%, 5/12/2020 (a)	750,000	754,942
HSBC USA, Inc. 2.00%, 8/7/2018	400,000	400,347
(ICE LIBOR USD 3 Month + 0.88%), 2.21%, 9/24/2018 (a)	100,000	100,573

		1,255,862

Diversified Financial Services — 1.7%
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 1.82%, 7/2/2020 (a)(b)	600,000	601,365
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/1/2018	620,000	666,420
Protective Life Global Funding 1.72%, 4/15/2019 (b)	250,000	248,953

		1,516,738

Diversified Telecommunication Services — 1.4%
British Telecommunications plc (United Kingdom) 5.95%, 1/15/2018	400,000	401,988
Deutsche Telekom International Finance BV (Germany)
(ICE LIBOR USD 3 Month + 0.58%), 1.93%, 1/17/2020 (a)(b)	400,000	401,105

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Telefonica Emisiones SAU (Spain) 3.19%, 4/27/2018	400,000	401,964

		1,205,057

Electric Utilities — 0.9%
E.ON International Finance BV (Germany) 5.80%, 4/30/2018 (b)	747,000	758,563

Energy Equipment & Services — 0.7%
Schlumberger Holdings Corp. 2.35%, 12/21/2018 (b)	600,000	602,412

Equity Real Estate Investment Trusts (REITs) — 2.6%
Realty Income Corp. 2.00%, 1/31/2018	250,000	250,028
Ventas Realty LP 4.00%, 4/30/2019	736,000	751,191
VEREIT Operating Partnership LP 3.00%, 2/6/2019	850,000	855,295
Welltower, Inc. 2.25%, 3/15/2018	400,000	400,566

		2,257,080

Food & Staples Retailing — 0.5%
Wesfarmers Ltd. (Australia) 1.87%, 3/20/2018 (b)	400,000	400,248

Food Products — 0.9%
Tyson Foods, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 1.87%, 6/2/2020 (a)	800,000	804,634

Health Care Providers & Services — 1.0%
Cardinal Health, Inc. 1.95%, 6/15/2018	400,000	400,036
Express Scripts Holding Co.
(ICE LIBOR USD 3 Month + 0.75%), 2.23%, 11/30/2020 (a)	500,000	500,109

		900,145

Household Products — 0.5%
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.13%, 9/21/2018 (b)	450,000	450,986

Independent Power and Renewable Electricity Producers — 0.4%
Southern Power Co.
Series 15A, 1.50%, 6/1/2018	400,000	399,342

Insurance — 1.6%
Athene Global Funding 2.88%, 10/23/2018 (b)	445,000	447,879

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
(ICE LIBOR USD 3 Month + 1.14%), 2.50%, 4/20/2020 (a)(b)	420,000	426,766
Jackson National Life Global Funding 4.70%, 6/1/2018 (b)	250,000	253,230
Metropolitan Life Global Funding I
(ICE LIBOR USD 3 Month + 0.40%), 1.71%, 6/12/2020 (a)(b)	250,000	250,949

		1,378,824

IT Services — 1.8%
DXC Technology Co.
(ICE LIBOR USD 3 Month + 0.95%), 2.27%, 3/1/2021 (a)	750,000	752,736
Western Union Co. (The)
(ICE LIBOR USD 3 Month + 0.80%), 2.25%, 5/22/2019 (a)	800,000	801,154

		1,553,890

Media — 0.5%
Discovery Communications LLC
(ICE LIBOR USD 3 Month + 0.71%), 2.04%, 9/20/2019 (a)	450,000	451,961

Multi-Utilities — 1.4%
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 1.87%, 6/1/2019 (a)(b)	400,000	401,349
Sempra Energy 9.80%, 2/15/2019	221,000	240,725
(ICE LIBOR USD 3 Month + 0.45%), 1.81%, 3/15/2021 (a)	550,000	550,022

		1,192,096

Oil, Gas & Consumable Fuels — 2.6%
Canadian Natural Resources Ltd. (Canada) 5.90%, 2/1/2018	400,000	402,548
Enterprise Products Operating LLC 1.65%, 5/7/2018	800,000	799,159
EQT Corp.
(ICE LIBOR USD 3 Month + 0.77%), 2.11%, 10/1/2020 (a)	250,000	250,622
Marathon Petroleum Corp. 2.70%, 12/14/2018	200,000	201,178
Petro-Canada (Canada) 6.05%, 5/15/2018	400,000	407,012

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate bonds — continued
Oil, Gas & Consumable Fuels — (continued)
Phillips 66
(ICE LIBOR USD 3 Month + 0.75%), 2.11%, 4/15/2020 (a)(b)	250,000	250,263

		2,310,782

Pharmaceuticals — 1.4%
Actavis Funding SCS 2.35%, 3/12/2018	400,000	400,538
Mylan, Inc. 2.60%, 6/24/2018	400,000	401,265
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.40%, 7/20/2018	400,000	395,840

		1,197,643

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. (ICE LIBOR USD 3 Month + 0.20%), 1.59%, 2/7/2020 (a)	400,000	401,047

Tobacco — 1.1%
BAT Capital Corp. (United Kingdom) (ICE LIBOR USD 3 Month + 0.59%), 2.00%, 8/14/2020 (a)(b)	550,000	552,767
Japan Tobacco, Inc. (Japan) 2.10%, 7/23/2018 (b)	450,000	450,908

		1,003,675

Trading Companies & Distributors — 1.0%
Air Lease Corp. 2.63%, 9/4/2018	852,000	854,830

Total Corporate Bonds (Cost $51,097,818)		51,080,942

Asset-Backed Securities — 16.6%
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3, 1.27%, 1/8/2020	48,051	48,036
Series 2016-4, Class A3, 1.53%, 7/8/2021	545,000	542,310
Series 2017-2, Class A2A, 1.65%, 9/18/2020	289,403	289,150
Series 2017-4, Class A2A, 1.83%, 5/18/2021	129,000	128,940
Anchorage Capital CLO Ltd. (Cayman Islands) Series 2013-1A, Class X, 2.01%, 10/13/2030 ‡(b)(d)	250,000	249,873

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Apidos CLO XXI (Cayman Islands) Series 2015-21A, Class A1, 2.78%, 7/18/2027 (b)(d)	800,000	804,387
Bank of The West Auto Trust Series 2017-1, Class A2, 1.78%, 2/15/2021 (b)	141,000	140,777
Benefit Street Partners CLO II Ltd. (Cayman Islands) Series 2013-IIA, Class X, 3.06%, 7/15/2029 ‡(b)(d)	257,813	261,403
Bowman Park CLO Ltd. (Cayman Islands) Series 2014-1A, Class AR, 2.64%, 11/23/2025 (b)(d)	350,000	350,351
Capital Auto Receivables Asset Trust Series 2015-4, Class A2, 1.62%, 3/20/2019	32,606	32,609
Series 2015-4, Class A3, 1.83%, 3/20/2020	150,000	150,086
CARDS II Trust (Canada) Series 2017-1A, Class A, 1.62%, 4/18/2022 (b)(d)	250,000	250,519
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2013-4X, Class A1, 2.83%, 10/15/2025 (c)(d)	1,000,000	1,002,058
CarMax Auto Owner Trust Series 2017-3, Class A2A, 1.64%, 9/15/2020	220,000	219,681
Clear Creek CLO Ltd. (Cayman Islands) Series 2015-1A, Class X, 2.36%, 10/20/2030 ‡(b)(d)	275,000	274,860
Drive Auto Receivables Trust Series 2016-CA, Class A3, 1.67%, 11/15/2019 (b)	125,995	125,994
Series 2017-1, Class A3, 1.86%, 3/16/2020	235,000	234,939
Series 2017-2, Class A3, 1.82%, 6/15/2020	53,000	52,979
Series 2017-3, Class B, 2.30%, 5/17/2021	136,000	135,817
Dryden 30 Senior Loan Fund (Cayman Islands) Series 2013-30A, Class AR, 2.24%, 2/15/2030 (b)(d)	400,000	399,798
Series 2013-30A, Class X, 2.02%, 2/15/2030 (b)(d)	400,000	399,998
Dryden 31 Senior Loan Fund (Cayman Islands) Series 2014-31A, Class AR, 2.43%, 4/18/2026 (b)(d)	640,000	641,995
Dryden 37 Senior Loan Fund (Cayman Islands) Series 2015-37A, Class A, 2.86%, 4/15/2027 (b)(d)	250,000	251,928
Flagship Credit Auto Trust Series 2015-1, Class C, 3.76%, 6/15/2021 (b)	500,000	507,528

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed securities — continued
Flatiron CLO Ltd. (Cayman Islands) Series 2014-1A, Class A1R, 2.53%, 7/17/2026 (b)(d)	580,000	584,323
Class AR, 2.25%, 4/15/2027 (b)(d)	400,000	401,285
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands) Series 2014-9A, Class AR, 2.75%, 10/29/2026 (b)(d)	650,000	651,896
GoldenTree Loan Opportunities VII Ltd. (Cayman Islands) Series 2013-7A, Class A, 2.52%, 4/25/2025 (b)(d)	216,837	217,470
Goldentree Loan Opportunities VIII Ltd. (Cayman Islands) Series 2014-8A, Class AR, 2.57%, 4/19/2026 (b)(d)	250,000	250,260
Hyundai Auto Lease Securitization Trust Series 2017-C, Class A2A, 1.89%, 3/16/2020 (b)	156,000	155,787
ICG US CLO Ltd. (Cayman Islands) Series 2014-1A, Class X, 2.02%, 1/20/2030 (b)(d)	550,000	549,720
KKR CLO Ltd. (Cayman Islands) Series 11, Class X, 1.00%, 1/15/2031 (b)(d)	800,000	800,000
Magnetite XI Ltd. (Cayman Islands) Series 2014-11A, Class A1R, 2.47%, 1/18/2027 (b)(d)	250,000	250,114
OCP CLO Ltd. (Cayman Islands) Series 2012-2A, Class A1R, 2.85%, 11/22/2025 (b)(d)	400,000	405,164
Series 2015-8A, Class A1R, 2.20%, 4/17/2027 (b)(d)	450,000	450,517
Race Point IX CLO Ltd. (Cayman Islands) Series 2015-9A, Class X, 2.01%, 10/15/2030 ‡(b)(d)	133,929	133,993
Santander Drive Auto Receivables Trust Series 2017-2, Class A2, 1.60%, 3/16/2020	113,910	113,852
Symphony CLO XIV Ltd. (Cayman Islands) Series 2014-14A, Class A2R, 2.64%, 7/14/2026 (b)(d)	340,000	340,179
Synchrony Credit Card Master Note Trust
Series 2013-1, Class A, 1.35%, 3/15/2021	250,000	249,812
Series 2015-2, Class A, 1.60%, 4/15/2021	250,000	249,949
Series 2015-3, Class A, 1.74%, 9/15/2021	400,000	399,605

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Verizon Owner Trust Series 2017-3A, Class A1B, 1.51%, 4/20/2022 (b)(d)	440,000	440,525
Voya CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1, 2.83%, 4/18/2027 (b)(d)	400,000	400,124

Total Asset-Backed Securities (Cost $14,531,366)		14,540,591

Commercial Mortgage-Backed Securities — 3.0%
BXP Trust Series 2017-CQHP, Class A, 2.10%, 11/15/2034 (b)(d)	500,000	499,995
CGDB Commercial Mortgage Trust Series 2017-BIO, Class A, 1.99%, 5/15/2030 (b)(d)	152,000	152,096
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 2.04%, 7/15/2028 (b)(d)	900,000	901,126
Cold Storage Trust Series 2017-ICE3, Class A, 2.50%, 4/15/2036 (b)(d)	500,000	501,238
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class A1, 1.54%, 11/15/2047	169,612	169,028
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A1, 1.29%, 6/15/2047	167,053	166,583
WFRBS Commercial Mortgage Trust Series 2014-C24, Class A1, 1.39%, 11/15/2047	212,919	211,699

Total Commercial Mortgage-Backed Securities (Cost $2,603,137)		2,601,765

Foreign Government Securities — 1.6%
Japan Bank for International Cooperation 1.75%, 11/13/2018	800,000	797,911
(ICE LIBOR USD 3 Month + 0.48%), 1.80%, 6/1/2020 (a)	200,000	201,141
Japan Finance Organization for Municipalities 2.13%, 3/6/2019 (b)	400,000	398,823

Total Foreign Government Securities (Cost $1,399,412)		1,397,875

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — 21.4%
Certificates of Deposit — 9.3%
Agricultural Bank of China Ltd. (China) 1.80%, 12/22/2017	400,000	400,067
Barclays Bank plc (United Kingdom) 1.92%, 5/22/2018	250,000	250,411
BNP Paribas SA (France) 1.60%, 7/6/2018	400,000	399,707
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.24%), 1.57%, 1/3/2019 (a)	400,000	400,020
(ICE LIBOR USD 3 Month + 0.33%), 1.81%, 5/29/2019 (a)	250,000	250,147
Chiba Bank Ltd. (Japan) 1.45%, 12/1/2017	250,000	250,001
China Construction Bank Corp. (China) 1.90%, 1/17/2018	569,000	569,226
1.90%, 1/19/2018	300,000	300,119
1.90%, 2/12/2018	500,000	500,142
Credit Industriel et Commercial (France) 1.56%, 6/29/2018	250,000	249,911
Deutsche Bank AG (Germany)
2.00%, 7/10/2018	250,000	249,815
2.00%, 8/3/2018	250,000	249,727
DNB Bank ASA (Norway) 1.68%, 10/19/2018	900,000	899,162
Natixis SA (France) 1.82%, 11/8/2018	420,000	419,926
Norinchukin Bank (Japan)
1.63%, 1/31/2018	250,000	250,092
1.66%, 7/26/2018	250,000	249,922
Societe Generale SA (France) 1.80%, 11/2/2018	1,000,000	999,904
Standard Chartered Bank (United Kingdom)
1.62%, 6/1/2018	250,000	249,903
1.83%, 10/26/2018	600,000	599,892
Sumitomo Mitsui Banking Corp. (Japan) (ICE LIBOR USD 3 Month + 0.37%), 1.73%, 7/11/2019 (a)	400,000	400,125

Total Certificates OF Deposit (Cost $8,137,628)		8,138,219

Commercial Paper — 7.9%
Bank of China Ltd. (China) 1.78%, 12/12/2017 (e)	1,000,000	999,536
BPCE SA (France) 1.73%, 10/3/2018 (e)	250,000	246,156
China Construction Bank Corp. (China) 1.91%, 1/24/2018 (e)	275,000	274,309

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Paper — continued
Electricite de France SA (France) 1.66%, 1/5/2018 (b)(e)	250,000	249,632
Enbridge Energy Partners LP 2.26%, 12/11/2017 (e)	470,000	469,764
Eni Finance USA, Inc. (Italy) 1.70%, 4/3/2018 (e)	550,000	546,785
Federation des caisses Desjardins du Quebec (The) (Canada) 1.63%, 8/17/2018 (e)	250,000	246,940
First Abu Dhabi Bank PJSC (United Arab Emirates) 1.78%, 7/20/2018 (e)	400,000	395,991
Industrial & Commercial Bank of China Ltd. (China) 1.91%, 1/16/2018 (e)	1,100,000	1,097,793
National Australia Bank Ltd. (Australia) 1.75%, 11/2/2018 (e)	800,000	786,565
ONEOK, Inc. 1.90%, 12/12/2017 (e)	850,000	849,534
Vodafone Group plc (United Kingdom)
1.78%, 9/4/2018 (e)	250,000	246,199
1.80%, 9/5/2018 (e)	550,000	541,603

Total Commercial Paper (Cost $6,951,929)		6,950,807

INVESTMENTS	SHARES
Investment Company — 1.8%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (f)(g) (Cost $1,567,877)	1,567,877	1,567,877

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Repurchase Agreements — 2.4%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.64%, dated 11/30/2017, due 04/17/2018, repurchase price $503,143, collateralized by Collateralized Mortgage Obligation, 1.73%, due 12/25/2035, with the value of $540,000.	500,000	500,000
Wells Fargo Securities LLC, 2.12%, dated 11/30/2017, due 5/14/2018, repurchase price $1,615,547, collateralized by Asset-Backed Securities, 3.35% - 4.54%, due 12/21/2020 - 11/27/2037, with the value of $1,778,760.	1,600,000	1,600,000

Total Repurchase Agreements (Cost $2,100,000)		2,100,000

Total Short-Term Investments (Cost $18,757,434)		18,756,903

Total Investments — 100.9% (Cost $88,389,167)		88,378,076
Liabilities in Excess of Other Assets — (0.9%)		(774,252)

Net Assets — 100.0%		$87,603,824

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

‡		Value determined using significant unobservable inputs.
(a)		Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(b)		Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)		Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At November 30, 2017, the value of these securities amounted to $1,202,649 or 1.37% of net assets of the Fund.
(d)		Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(e)		The rate shown was the effective yield at the date of purchase.
(f)		Affiliated company as defined under the Investment Company Act of 1940.
(g)		The rate shown was the current yield as of November 30, 2017.

Abbreviations

CLO	—	Collateralized Loan Obligations
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PJSC	—	Public Joint Stock Company
USD	—	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (concluded)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$13,620,462	$920,129	$14,540,591
Commercial Mortgage-Backed Securities	—	2,601,765	—	2,601,765
Corporate Bonds
Automobiles	—	3,066,502	—	3,066,502
Banks	—	22,042,321	—	22,042,321
Beverages	—	728,585	—	728,585
Biotechnology	—	979,587	—	979,587
Capital Markets	—	3,368,132	—	3,368,132
Consumer Finance	—	1,255,862	—	1,255,862
Diversified Financial Services	—	1,516,738	—	1,516,738
Diversified Telecommunication Services	—	1,205,057	—	1,205,057
Electric Utilities	—	758,563	—	758,563
Energy Equipment & Services	—	602,412	—	602,412
Equity Real Estate Investment Trusts (REITs)	—	2,257,080	—	2,257,080
Food & Staples Retailing	—	400,248	—	400,248
Food Products	—	804,634	—	804,634
Health Care Providers & Services	—	900,145	—	900,145
Household Products	—	450,986	—	450,986
Independent Power and Renewable Electricity Producers	—	399,342	—	399,342
Insurance	—	1,378,824	—	1,378,824
IT Services	—	1,553,890	—	1,553,890
Media	—	451,961	—	451,961

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (concluded)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Multi-Utilities	$—	$1,192,096	$—		$1,192,096
Oil, Gas & Consumable Fuels	—	2,310,782	—		2,310,782
Pharmaceuticals	—	1,197,643	—		1,197,643
Technology Hardware, Storage & Peripherals	—	401,047	—		401,047
Tobacco	—	1,003,675	—		1,003,675
Trading Companies & Distributors	—	854,830	—		854,830

Total Corporate Bonds	—	51,080,942	—		51,080,942

Foreign Government Securities	—	1,397,875	—		1,397,875
Short-Term Investments
Certificates Of Deposit	—	8,138,219	—		8,138,219
Commercial Paper	—	6,950,807	—		6,950,807
Investment Company	1,567,877	—	—		1,567,877
Repurchase Agreements	—	2,100,000	—		2,100,000

Total Short-Term Investments	1,567,877	17,189,026	—		18,756,903

Total Investments in Securities	$1,567,877	$85,890,070	$920,129	*	$88,378,076

*	Level 3 securities are valued by brokers and pricing services. At November 30, 2017, the value of these securities was $920,129. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of May 17, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$—	$—	$3,388	$—	$1,050,000	$(133,259)	$—	$—	$920,129

Total	$—	$—	$3,388	$—	$1,050,000	$(133,259)	$—	$—	$920,129

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3), amounted to $3,388.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
January 26, 2018

/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
January 26, 2018